AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.3%
Common Stocks — 76.3%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*	3,000	$348,180
Airbus SE (France)*	53,206	6,034,031
Astrotech Corp.*	7,086	15,518
Axon Enterprise, Inc.*	3,600	512,712
CAE, Inc. (Canada)*	20,700	589,852
Dassault Aviation SA (France)*	4,456	4,975,842
HEICO Corp. (Class A Stock)	4,574	519,606
Hexcel Corp.*(a)	9,910	554,960
Howmet Aerospace, Inc.*	40,227	1,292,494
Leonardo SpA (Italy)	200,679	1,627,355
Meggitt PLC (United Kingdom)*	270,088	1,786,427
Mercury Systems, Inc.*	3,500	247,275
Northrop Grumman Corp.	9,019	2,918,909
Rolls-Royce Holdings PLC (United Kingdom)*	1,531,439	2,231,656
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,800	865,970
Thales SA (France)	102,663	10,213,741
		34,734,528
Air Freight & Logistics — 0.4%
FedEx Corp.	17,515	4,974,961
United Parcel Service, Inc. (Class B Stock)	50,780	8,632,092
XPO Logistics, Inc.*	5,400	665,820
		14,272,873
Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)	830,230	285,063
JetBlue Airways Corp.*	39,200	797,328
Southwest Airlines Co.*	73,203	4,469,775
Spirit Airlines, Inc.*(a)	6,500	239,850
United Airlines Holdings, Inc.*	379	21,808
		5,813,824
Auto Components — 0.6%
Aptiv PLC*	2,976	410,390
Autoliv, Inc. (Sweden)*(a)	9,730	902,944
Bridgestone Corp. (Japan)	43,300	1,756,809
CIE Automotive SA (Spain)	13,298	348,138
Denso Corp. (Japan)	3,100	207,534
Faurecia SE (France)*	1,825	97,525
Freni Brembo SpA (Italy)*	23,126	288,850
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	53,846	379,355
Gentex Corp.	15,162	540,828
Kendrion NV (Netherlands)*	6,623	170,709
Lear Corp.	3,560	645,250
Magna International, Inc. (Canada)	57,779	5,086,863
Musashi Seimitsu Industry Co. Ltd. (Japan)	36,100	619,568
NGK Spark Plug Co. Ltd. (Japan)	19,800	342,975
Nifco, Inc. (Japan)	13,400	490,410
Nippon Seiki Co. Ltd. (Japan)	27,100	314,960
Stanley Electric Co. Ltd. (Japan)	143,900	4,303,348
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Tenneco, Inc. (Class A Stock)*	39,000	$418,080
Toyo Tire Corp. (Japan)	35,500	628,008
Valeo SA (France)	37,523	1,277,404
Veoneer, Inc. (Sweden)*(a)	19,730	482,990
		19,712,938
Automobiles — 0.6%
Daimler AG (Germany)	41,880	3,737,768
General Motors Co.*	127,979	7,353,673
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	886,000	749,902
Knaus Tabbert AG (Germany)*	5,978	470,415
Maruti Suzuki India Ltd. (India)	17,078	1,610,985
Stellantis NV	107,181	1,903,666
Suzuki Motor Corp. (Japan)	30,200	1,378,739
Toyota Motor Corp. (Japan)	68,500	5,351,731
		22,556,879
Banks — 4.0%
Axis Bank Ltd. (India)*	318,255	3,058,284
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	4,277,331	582,556
Bank Central Asia Tbk PT (Indonesia)	1,574,400	3,381,761
Bank of America Corp.	372,097	14,396,433
BankUnited, Inc.	23,000	1,010,850
BAWAG Group AG (Austria), 144A*	71,178	3,700,032
BNP Paribas SA (France)*	96,669	5,902,105
Boston Private Financial Holdings, Inc.	41,425	551,781
Capitec Bank Holdings Ltd. (South Africa)*	16,296	1,566,571
Citizens Financial Group, Inc.	40,965	1,808,605
County Bancorp, Inc.	5,100	122,247
Credicorp Ltd. (Peru)	4,026	549,831
Eagle Bancorp, Inc.	9,630	512,412
East West Bancorp, Inc.	38,890	2,870,082
Erste Group Bank AG (Austria)*	166,428	5,648,699
FinecoBank Banca Fineco SpA (Italy)*	58,887	970,577
First Business Financial Services, Inc.	18,288	452,262
First Citizens BancShares, Inc. (Class A Stock)	720	601,754
First Internet Bancorp	3,928	138,383
Fukuoka Financial Group, Inc. (Japan)	21,800	414,779
Hilltop Holdings, Inc.	18,500	631,405
Home BancShares, Inc.	37,680	1,019,244
HSBC Holdings PLC (United Kingdom)	271,489	1,586,093
ICICI Bank Ltd. (India), ADR*(a)	111,923	1,794,126
ING Groep NV (Netherlands)	536,046	6,591,313
JPMorgan Chase & Co.	124,645	18,974,708
KBC Group NV (Belgium)*	30,778	2,241,047
Kotak Mahindra Bank Ltd. (India)*	42,188	1,017,299
Lloyds Banking Group PLC (United Kingdom)*	5,268,319	3,101,173
Mitsubishi UFJ Financial Group, Inc. (Japan)	643,800	3,419,472
National Bank of Canada (Canada)	38,903	2,642,754
OTP Bank Nyrt (Hungary)*	22,945	982,759
Pacific Premier Bancorp, Inc.	4,296	186,618
Park National Corp.(a)	4,388	567,368
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	12,286	$1,089,277
PNC Financial Services Group, Inc. (The)	33,877	5,942,365
Renasant Corp.	14,730	609,527
Sberbank of Russia PJSC (Russia), ADR	112,658	1,733,939
Seacoast Banking Corp. of Florida*	22,600	819,024
Signature Bank	5,919	1,338,286
South State Corp.	9,690	760,762
Sterling Bancorp	36,600	842,532
Swedbank AB (Sweden) (Class A Stock)	309,616	5,454,897
Truist Financial Corp.	16,951	988,582
United Overseas Bank Ltd. (Singapore)	163,400	3,144,449
Van Lanschot Kempen NV (Netherlands)*	14,376	403,863
Webster Financial Corp.	18,202	1,003,112
Wells Fargo & Co.	481,726	18,821,035
WesBanco, Inc.	17,433	628,634
Western Alliance Bancorp	13,390	1,264,552
		137,840,219
Beverages — 0.7%
Asahi Group Holdings Ltd. (Japan)	52,000	2,199,364
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	56,000	400,228
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	293	353,440
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	17,000	297,057
Coca-Cola Co. (The)	91,745	4,835,879
Coca-Cola Consolidated, Inc.(a)	670	193,483
Diageo PLC (United Kingdom)	34,306	1,413,419
Keurig Dr. Pepper, Inc.	21,484	738,405
Kirin Holdings Co. Ltd. (Japan)	73,600	1,410,666
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	7,667	2,355,839
National Beverage Corp.	1,420	69,452
PepsiCo, Inc.	39,575	5,597,884
Treasury Wine Estates Ltd. (Australia)	201,873	1,592,142
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	180,000	1,596,675
		23,053,933
Biotechnology — 1.2%
AbbVie, Inc.	132,224	14,309,281
Abcam PLC (United Kingdom)*	66,820	1,296,065
ACADIA Pharmaceuticals, Inc.*(a)	5,000	129,000
Acceleron Pharma, Inc.*	4,870	660,421
AIM ImmunoTech, Inc.*(a)	116,800	265,136
Alexion Pharmaceuticals, Inc.*	10,132	1,549,284
Alkermes PLC*	22,760	425,157
Alnylam Pharmaceuticals, Inc.*	4,880	689,007
Argenx SE (Netherlands), ADR*	3,597	990,578
Arrowhead Pharmaceuticals, Inc.*	1,700	112,727
BioMarin Pharmaceutical, Inc.*	6,855	517,621
Blueprint Medicines Corp.*	6,850	666,025
Bridgebio Pharma, Inc.*	1,400	86,240
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Clovis Oncology, Inc.*(a)	16,500	$115,830
Denali Therapeutics, Inc.*	4,200	239,820
Exact Sciences Corp.*	7,430	979,125
Exelixis, Inc.*	16,100	363,699
Fate Therapeutics, Inc.*	3,800	313,310
FibroGen, Inc.*(a)	15,200	527,592
Genmab A/S (Denmark)*	2,824	929,394
Genprex, Inc.*(a)	22,300	96,113
Genus PLC (United Kingdom)	15,866	1,072,281
Global Blood Therapeutics, Inc.*	3,758	153,138
Harpoon Therapeutics, Inc.*	13,200	276,144
IGM Biosciences, Inc.*	245	18,789
Incyte Corp.*	8,382	681,205
Inovio Pharmaceuticals, Inc.*(a)	12,500	116,000
Insmed, Inc.*	15,400	524,524
Invitae Corp.*(a)	7,100	271,291
Ionis Pharmaceuticals, Inc.*	10,079	453,152
Iovance Biotherapeutics, Inc.*	9,400	297,604
Kodiak Sciences, Inc.*(a)	3,271	370,899
Mirati Therapeutics, Inc.*	3,600	616,680
Moderna, Inc.*	25,827	3,382,046
MorphoSys AG (Germany)*	18,692	1,628,367
Neurocrine Biosciences, Inc.*	5,250	510,562
Novavax, Inc.*	2,100	380,751
Olink Holding AB (Sweden), ADR*	7,656	275,616
Radius Health, Inc.*	9,000	187,740
Sage Therapeutics, Inc.*	5,070	379,489
Sarepta Therapeutics, Inc.*	3,400	253,402
Scholar Rock Holding Corp.*	3,606	182,680
Seagen, Inc.*	5,503	764,147
TG Therapeutics, Inc.*	3,300	159,060
Translate Bio, Inc.*(a)	15,200	250,648
Turning Point Therapeutics, Inc.*	1,800	170,262
Twist Bioscience Corp.*	900	111,474
Ultragenyx Pharmaceutical, Inc.*	13,974	1,591,080
United Therapeutics Corp.*	4,655	778,642
Vertex Pharmaceuticals, Inc.*	8,413	1,807,870
Xencor, Inc.*	4,310	185,589
		43,112,557
Building Products — 0.3%
American Woodmark Corp.*	4,340	427,837
Apogee Enterprises, Inc.	10,990	449,271
Armstrong World Industries, Inc.	2,300	207,207
Assa Abloy AB (Sweden) (Class B Stock)	52,460	1,509,414
Astral Poly Technik Ltd. (India)	25,948	577,484
Blue Star Ltd. (India)	29,504	378,858
Cornerstone Building Brands, Inc.*	14,412	202,200
DIRTT Environmental Solutions (Canada)*(a)	90,823	278,966
Gibraltar Industries, Inc.*	1,709	156,391
Johnson Controls International PLC	45,141	2,693,564
Nitto Boseki Co. Ltd. (Japan)(a)	8,100	295,338
Polypipe Group PLC (United Kingdom)*	80,112	609,022
Sanwa Holdings Corp. (Japan)	55,100	725,783
Simpson Manufacturing Co., Inc.	7,000	726,110

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trex Co., Inc.*	10,660	$975,816
		10,213,261
Capital Markets — 3.0%
AJ Bell PLC (United Kingdom)	79,469	459,494
Apollo Global Management, Inc.	10,700	503,007
Ashford, Inc.*	2,410	21,377
Avanza Bank Holding AB (Sweden)	32,808	1,021,188
Blackstone Group, Inc. (The)	27,300	2,034,669
Blucora, Inc.*	21,700	361,088
Charles Schwab Corp. (The)	267,852	17,458,593
CME Group, Inc.	20,132	4,111,558
Deutsche Boerse AG (Germany)	16,512	2,747,544
Draper Esprit PLC (United Kingdom)*	111,311	1,244,393
EQT AB (Sweden)	23,979	791,140
FactSet Research Systems, Inc.	2,278	702,968
flatexDEGIRO AG (Germany)*	5,170	481,095
Goldman Sachs Group, Inc. (The)	29,831	9,754,737
Greenhill & Co., Inc.	14,848	244,695
Intercontinental Exchange, Inc.	9,662	1,079,052
Intermediate Capital Group PLC (United Kingdom)	57,926	1,465,490
Investec PLC (South Africa)	198,558	601,240
IP Group PLC (United Kingdom)*	117,719	204,608
Julius Baer Group Ltd. (Switzerland)	74,514	4,763,218
KKR & Co., Inc.	24,094	1,176,992
London Stock Exchange Group PLC (United Kingdom)	56,370	5,387,602
LPL Financial Holdings, Inc.	2,500	355,400
Morgan Stanley	384,552	29,864,308
MSCI, Inc.	852	357,227
Ninety One PLC (United Kingdom)	45,615	149,233
S&P Global, Inc.	14,098	4,974,761
Tikehau Capital SCA (France)	18,182	539,397
TMX Group Ltd. (Canada)	36,507	3,793,626
Tradeweb Markets, Inc. (Class A Stock)	9,174	678,876
UBS Group AG (Switzerland)	194,385	3,016,817
Virtus Investment Partners, Inc.	3,000	706,500
XP, Inc. (Brazil) (Class A Stock)*	61,304	2,309,322
		103,361,215
Chemicals — 1.9%
Air Liquide SA (France)	16,217	2,651,917
Air Products & Chemicals, Inc.	10,330	2,906,242
Akzo Nobel NV (Netherlands)	59,293	6,644,692
Amyris, Inc.*(a)	21,700	414,470
BASF SE (Germany)	25,955	2,156,196
Covestro AG (Germany), 144A	34,547	2,304,733
Croda International PLC (United Kingdom)	8,607	754,300
Denka Co. Ltd. (Japan)	7,100	284,238
DIC Corp. (Japan)	72,700	1,884,372
Ecolab, Inc.	2,029	434,348
GCP Applied Technologies, Inc.*	17,965	440,861
Huntsman Corp.	28,493	821,453
Incitec Pivot Ltd. (Australia)*	835,745	1,848,983
International Flavors & Fragrances, Inc.	16,462	2,298,260
Kansai Paint Co. Ltd. (Japan)	46,800	1,255,187
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Koninklijke DSM NV (Netherlands)	13,131	$2,225,874
Kraton Corp.*	11,900	435,421
Linde PLC (United Kingdom) (NYSE)	55,202	15,464,288
Linde PLC (United Kingdom) (BATE)	13,389	3,763,280
Nippon Shokubai Co. Ltd. (Japan)	24,600	1,408,616
Nippon Soda Co. Ltd. (Japan)	11,500	364,191
NOF Corp. (Japan)	11,800	617,956
PPG Industries, Inc.	37,943	5,701,315
Quaker Chemical Corp.(a)	660	160,888
RPM International, Inc.	30,473	2,798,945
Sakata INX Corp. (Japan)	39,100	377,004
Sherwin-Williams Co. (The)	5,857	4,322,525
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,000	255,739
Tronox Holdings PLC (Class A Stock)	24,300	444,690
Valvoline, Inc.	26,387	687,909
Victrex PLC (United Kingdom)	24,580	751,972
W.R. Grace & Co.	7,477	447,573
		67,328,438
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	63,502	133,989
Beijing Enterprises Urban Resources Group Ltd. (China)*	908,000	142,461
Brady Corp. (Class A Stock)	2,700	144,315
Cintas Corp.	5,586	1,906,558
Clean Harbors, Inc.*	9,164	770,326
Copart, Inc.*	71	7,711
Country Garden Services Holdings Co. Ltd. (China)	232,000	2,361,252
Covanta Holding Corp.	25,300	350,658
Deluxe Corp.	8,000	335,680
Downer EDI Ltd. (Australia)	531,580	2,076,775
Greentown Service Group Co. Ltd. (China)	270,000	411,340
HomeServe PLC (United Kingdom)	115,115	1,907,173
IAA, Inc.*	9,011	496,867
KAR Auction Services, Inc.*	18,611	279,165
SPIE SA (France)*	21,506	516,093
Stericycle, Inc.*	7,100	479,321
Waste Connections, Inc.	67,987	7,341,236
		19,660,920
Communications Equipment — 0.0%
CommScope Holding Co., Inc.*	25,300	388,608
Lumentum Holdings, Inc.*	6,227	568,836
Viavi Solutions, Inc.*	31,287	491,206
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	52,800	284,542
		1,733,192
Construction & Engineering — 0.1%
Arcosa, Inc.	10,600	689,954
JGC Holdings Corp. (Japan)	95,800	1,179,790
Maeda Corp. (Japan)	62,000	536,678
MasTec, Inc.*	9,400	880,780
		3,287,202

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	21,311	$1,937,772
Consumer Finance — 0.2%
Aiful Corp. (Japan)*	99,400	288,063
Ally Financial, Inc.	6,150	278,042
American Express Co.	14,449	2,043,667
CreditAccess Grameen Ltd. (India)*	24,016	222,232
Funding Circle Holdings PLC (United Kingdom), 144A*	302,310	641,846
LendingTree, Inc.*	180	38,340
Shriram Transport Finance Co. Ltd. (India)	117,099	2,292,393
SLM Corp.	47,400	851,778
		6,656,361
Containers & Packaging — 1.5%
Amcor PLC, CDI	389,116	4,562,158
Avery Dennison Corp.	36,918	6,779,991
Ball Corp.	74,852	6,342,958
Crown Holdings, Inc.	6,300	611,352
Graphic Packaging Holding Co.	39,500	717,320
Huhtamaki OYJ (Finland)	8,994	407,227
International Paper Co.	173,436	9,377,685
Mayr Melnhof Karton AG (Austria)	885	182,502
O-I Glass, Inc.*	39,000	574,860
Packaging Corp. of America	54,227	7,292,447
Sealed Air Corp.	47,932	2,196,244
Sonoco Products Co.	8,800	557,040
Westrock Co.	209,562	10,907,702
		50,509,486
Distributors — 0.0%
Core-Mark Holding Co., Inc.	10,200	394,638
PALTAC Corp. (Japan)	7,600	411,739
		806,377
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	40,700	858,204
Bright Horizons Family Solutions, Inc.*	11,049	1,894,351
frontdoor, Inc.*	1,050	56,438
Graham Holdings Co. (Class B Stock)	580	326,215
Hope Education Group Co. Ltd. (China), 144A	2,526,000	849,823
IDP Education Ltd. (Australia)	35,710	651,737
Service Corp. International	7,030	358,881
Terminix Global Holdings, Inc.*	12,100	576,807
		5,572,456
Diversified Financial Services — 0.5%
Banca Mediolanum SpA (Italy)*	243,399	2,302,620
Equitable Holdings, Inc.	273,400	8,918,308
Hypoport SE (Germany)*	1,092	579,540
ORIX Corp. (Japan)	191,700	3,222,314
Syncona Ltd.*	134,281	473,962
Voya Financial, Inc.(a)	14,050	894,142
		16,390,886
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	34,626	$1,048,129
ATN International, Inc.	6,070	298,158
Helios Towers PLC (Tanzania)*	315,713	741,253
Indus Towers Ltd. (India)	358,866	1,209,666
KT Corp. (South Korea)	12,578	314,793
KT Corp. (South Korea), ADR*(a)	113,824	1,415,971
Liberty Global PLC (United Kingdom) (Class C Stock)*	11,767	300,529
Liberty Latin America Ltd. (Chile) (Class A Stock)*(a)	16,092	206,460
Liberty Latin America Ltd. (Chile) (Class C Stock)*	10,151	131,760
Nippon Telegraph & Telephone Corp. (Japan)	402,800	10,324,614
Orange SA (France)	114,621	1,412,837
Sarana Menara Nusantara Tbk PT (Indonesia)	29,347,100	2,228,059
Telefonica Deutschland Holding AG (Germany)	375,746	1,103,381
V-Cube, Inc. (Japan)	20,900	503,602
		21,239,212
Electric Utilities — 1.0%
American Electric Power Co., Inc.	29,699	2,515,505
EDP - Energias do Brasil SA (Brazil)	352,246	1,245,360
Electricite de France SA (France)*	156,322	2,100,991
Evergy, Inc.	30,828	1,835,191
Eversource Energy	16,365	1,417,045
FirstEnergy Corp.	11,777	408,544
Iberdrola SA (Spain)	308,244	3,969,604
IDACORP, Inc.	1,996	199,540
NextEra Energy, Inc.	158,300	11,969,063
OGE Energy Corp.	12,168	393,757
PG&E Corp.*	14,800	173,308
Southern Co. (The)	119,766	7,444,655
Spark Energy, Inc. (Class A Stock)(a)	30,900	330,012
Terna Rete Elettrica Nazionale SpA (Italy)	83,778	633,659
Xcel Energy, Inc.	6,454	429,256
		35,065,490
Electrical Equipment — 0.5%
Array Technologies, Inc.*(a)	18,290	545,408
Generac Holdings, Inc.*	508	166,345
Hongfa Technology Co. Ltd. (China) (Class A Stock)	57,500	433,991
Hubbell, Inc.	20,041	3,745,463
Idec Corp. (Japan)(a)	16,200	261,028
Mabuchi Motor Co. Ltd. (Japan)	9,900	437,151
Mitsubishi Electric Corp. (Japan)	192,900	2,951,048
NARI Technology Co. Ltd. (China) (Class A Stock)	257,400	1,225,940
Plug Power, Inc.*(a)	21,514	771,062
Polycab India Ltd. (India)	26,801	508,839
Prysmian SpA (Italy)	59,244	1,929,014
Rockwell Automation, Inc.	4,945	1,312,601
Schneider Electric SE (France)	10,283	1,571,252

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,600	$546,919
Signify NV (Netherlands), 144A*	29,168	1,512,614
Sunrun, Inc.*	4,900	296,352
Thermon Group Holdings, Inc.*	10,000	194,900
TPI Composites, Inc.*(a)	9,400	530,442
		18,940,369
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	42,172	2,782,087
Avnet, Inc.	18,760	778,728
Barco NV (Belgium)	12,187	286,935
Carel Industries SpA (Italy), 144A	49,299	1,002,045
Cognex Corp.	11,076	919,197
Coherent, Inc.*	3,840	971,098
Daiwabo Holdings Co. Ltd. (Japan)	22,000	335,689
Dolby Laboratories, Inc. (Class A Stock)	8,400	829,248
Hitachi Ltd. (Japan)	89,100	4,039,169
Horiba Ltd. (Japan)	4,400	278,807
Itron, Inc.*	5,900	523,035
Keysight Technologies, Inc.*	663	95,074
Littelfuse, Inc.	1,114	294,586
Murata Manufacturing Co. Ltd. (Japan)	36,900	2,964,787
Nippon Ceramic Co. Ltd. (Japan)	10,300	248,775
Renishaw PLC (United Kingdom)	11,065	974,839
Sensirion Holding AG (Switzerland), 144A*	7,205	481,644
Shimadzu Corp. (Japan)	36,300	1,318,699
Taiyo Yuden Co. Ltd. (Japan)(a)	10,400	492,598
TE Connectivity Ltd.	31,008	4,003,443
		23,620,483
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	8,620	286,443
Helmerich & Payne, Inc.	18,700	504,152
Modec, Inc. (Japan)	28,400	582,052
Natural Gas Services Group, Inc.*	21,188	200,015
Oceaneering International, Inc.*	34,189	390,438
TechnipFMC PLC (United Kingdom)*	26,136	201,770
Tenaris SA, ADR(a)	78,555	1,782,413
Worley Ltd. (Australia)	125,369	1,005,975
		4,953,258
Entertainment — 1.3%
Capcom Co. Ltd. (Japan)	14,000	455,853
CTS Eventim AG & Co. KGaA (Germany)*	17,219	998,787
Frontier Developments PLC (United Kingdom)*	11,729	441,002
Glu Mobile, Inc.*	29,600	369,408
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	9,401	359,306
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	50,852	2,201,383
Live Nation Entertainment, Inc.*(a)	51,663	4,373,273
Netflix, Inc.*	20,705	10,800,970
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Roku, Inc.*	4,618	$1,504,406
Sea Ltd. (Taiwan), ADR*(a)	27,957	6,240,841
Spotify Technology SA*	6,732	1,803,840
Walt Disney Co. (The)*	83,409	15,390,629
World Wrestling Entertainment, Inc. (Class A Stock)(a)	8,700	472,062
Zynga, Inc. (Class A Stock)*	63,616	649,519
		46,061,279
Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	159,898	3,033,265
Alexander & Baldwin, Inc.	4,431	74,396
Alexandria Real Estate Equities, Inc.	33,626	5,524,752
American Campus Communities, Inc.	93,058	4,017,314
American Tower Corp.	21,354	5,104,887
Americold Realty Trust	6,800	261,596
Apartment Income REIT Corp.	36,557	1,563,177
Apple Hospitality REIT, Inc.	164,747	2,400,364
AvalonBay Communities, Inc.(a)	28,175	5,198,569
Braemar Hotels & Resorts, Inc.*	26,318	159,750
Camden Property Trust	64,979	7,141,842
Centerspace	3,570	242,760
Colony Capital, Inc.*(a)	75,288	487,866
Crown Castle International Corp.	18,637	3,207,987
CubeSmart	118,438	4,480,510
CyrusOne, Inc.	19,300	1,306,996
Derwent London PLC (United Kingdom)	8,957	398,914
Douglas Emmett, Inc.(a)	93,983	2,951,066
EastGroup Properties, Inc.	21,470	3,076,222
Equinix, Inc.	12,555	8,532,252
Equity Commonwealth	1,500	41,700
Equity LifeStyle Properties, Inc.	89,437	5,691,771
Equity Residential(a)	151,829	10,875,511
Essex Property Trust, Inc.	16,638	4,522,874
Federal Realty Investment Trust	8,067	818,397
GEO Group, Inc. (The)(a)	10,600	82,256
Great Portland Estates PLC (United Kingdom)	167,461	1,567,125
Healthcare Realty Trust, Inc.	67,627	2,050,451
Healthcare Trust of America, Inc. (Class A Stock)(a)	50,640	1,396,651
Highwoods Properties, Inc.	29,548	1,268,791
Host Hotels & Resorts, Inc.*	34,222	576,641
Independence Realty Trust, Inc.(a)	44,251	672,615
Industrial & Infrastructure Fund Investment Corp. (Japan)	222	381,104
Industrial Logistics Properties Trust	16,505	381,761
Inmobiliaria Colonial Socimi SA (Spain)	81,480	789,271
Innovative Industrial Properties, Inc.(a)	2,400	432,384
Invitation Homes, Inc.	20,150	644,598
JBG SMITH Properties	38,514	1,224,360
Kilroy Realty Corp.(a)	38,358	2,517,436
National Retail Properties, Inc.	18,500	815,295
National Storage Affiliates Trust	8,900	355,377
Office Properties Income Trust	7,701	211,932
Omega Healthcare Investors, Inc.	9,900	362,637
Paramount Group, Inc.	62,630	634,442

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pebblebrook Hotel Trust(a)	84,345	$2,048,740
Power REIT*	7,384	334,052
Prologis, Inc.	190,693	20,213,458
PS Business Parks, Inc.	15,681	2,423,969
Public Storage	21,069	5,198,986
Rayonier, Inc.	26,807	864,526
Regency Centers Corp.	55,806	3,164,758
Rexford Industrial Realty, Inc.	48,511	2,444,954
RLJ Lodging Trust	39,068	604,773
RPT Realty	47,907	546,619
Sabra Health Care REIT, Inc.	32,339	561,405
Scentre Group (Australia)	587,518	1,260,349
Simon Property Group, Inc.(a)	23,182	2,637,416
SL Green Realty Corp.(a)	23,802	1,665,902
STAG Industrial, Inc.	20,378	684,905
Sun Communities, Inc.(a)	3,981	597,309
Sunstone Hotel Investors, Inc.*	108,609	1,353,268
Terreno Realty Corp.	47,784	2,760,482
Urban Edge Properties	54,476	899,944
VICI Properties, Inc.	5,900	166,616
Welltower, Inc.	158,016	11,318,686
Weyerhaeuser Co.	168,238	5,989,273
WP Carey, Inc.	3,600	254,736
Xenia Hotels & Resorts, Inc.*	32,100	625,950
		166,100,941
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	2,560	553,446
Costco Wholesale Corp.	6,884	2,426,472
CP ALL PCL (Thailand)*	975,500	2,167,300
Jeronimo Martins SGPS SA (Portugal)	200,776	3,380,509
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	54,900	2,448,515
PriceSmart, Inc.	5,070	490,523
Seven & i Holdings Co. Ltd. (Japan)	68,400	2,760,260
Sprouts Farmers Market, Inc.*	13,912	370,337
United Natural Foods, Inc.*(a)	10,880	358,387
Walgreens Boots Alliance, Inc.	13,383	734,727
Walmart, Inc.	17,014	2,311,012
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	60,101	813,409
		18,814,897
Food Products — 0.8%
Barry Callebaut AG (Switzerland)	461	1,042,111
Beyond Meat, Inc.*(a)	1,100	143,132
Cal-Maine Foods, Inc.*(a)	9,520	365,758
China Feihe Ltd. (China), 144A	314,000	893,519
China Mengniu Dairy Co. Ltd. (China)*	350,000	2,017,176
Darling Ingredients, Inc.*	49,479	3,640,665
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	10,707
Edita Food Industries SAE (Egypt), GDR	16,145	43,608
Ezaki Glico Co. Ltd. (Japan)	32,700	1,314,409
Freshpet, Inc.*	1,654	262,672
Ingredion, Inc.	8,230	740,041
McCormick & Co., Inc.	15,096	1,345,959
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	116,539	$6,821,028
Nestle SA (Switzerland)	80,482	8,971,690
Post Holdings, Inc.*	5,080	537,058
Sakata Seed Corp. (Japan)	7,200	266,761
Simply Good Foods Co. (The)*	19,000	577,980
		28,994,274
Gas Utilities — 0.1%
Atmos Energy Corp.	26,091	2,579,095
National Fuel Gas Co.	11,837	591,732
Southwest Gas Holdings, Inc.	8,805	604,992
		3,775,819
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	26,909	3,224,774
Alcon, Inc. (Switzerland)*	26,691	1,868,328
Align Technology, Inc.*	739	400,191
Ambu A/S (Denmark) (Class B Stock)	31,100	1,466,010
Becton, Dickinson & Co.	17,625	4,285,519
BioMerieux (France)	2,373	302,049
Cochlear Ltd. (Australia)	4,464	718,167
Cooper Cos., Inc. (The)	5,130	1,970,382
CryoPort, Inc.*(a)	5,000	260,050
Danaher Corp.	100,006	22,509,350
Dentsply Sirona, Inc.	31,801	2,029,222
DiaSorin SpA (Italy)	10,319	1,659,492
Envista Holdings Corp.*	5,946	242,597
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	74,084	1,664,363
GVS SpA (Italy), 144A*	32,960	522,538
Haemonetics Corp.*	5,460	606,115
Insulet Corp.*	2,901	756,929
Intuitive Surgical, Inc.*	7,223	5,337,364
iRhythm Technologies, Inc.*	1,008	139,971
Koninklijke Philips NV (Netherlands)*	138,229	7,893,720
Masimo Corp.*	2,650	608,599
Medtronic PLC	91,574	10,817,637
Meridian Bioscience, Inc.*	17,100	448,875
Nakanishi, Inc. (Japan)	25,900	540,130
Nevro Corp.*(a)	3,300	460,350
Nipro Corp. (Japan)	56,500	684,700
Novocure Ltd.*	2,500	330,450
OraSure Technologies, Inc.*	21,000	245,070
Penumbra, Inc.*(a)	3,470	938,913
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	40,400	533,864
Quidel Corp.*(a)	3,540	452,872
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	546,554
Smith & Nephew PLC (United Kingdom)	173,722	3,283,049
Stryker Corp.	54,110	13,180,114
Tandem Diabetes Care, Inc.*	6,300	555,975
		91,484,283

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.0%
Ambea AB (Sweden), 144A*	63,819	$530,873
Amedisys, Inc.*	3,360	889,694
Amplifon SpA (Italy)*	63,899	2,378,750
Anthem, Inc.	21,584	7,747,577
Centene Corp.*	28,853	1,843,995
Chemed Corp.	810	372,454
Cigna Corp.	30,171	7,293,538
CVS Group PLC (United Kingdom)*	18,650	484,303
Dr. Lal PathLabs Ltd. (India), 144A	5,422	201,630
Fresenius SE & Co. KGaA (Germany)	38,986	1,738,871
Guardant Health, Inc.*	3,400	519,010
HCA Healthcare, Inc.	59,065	11,124,302
Humana, Inc.	5,441	2,281,139
Integrated Diagnostics Holdings PLC (Egypt), 144A	271,900	282,953
MEDNAX, Inc.*	23,666	602,773
Molina Healthcare, Inc.*	12,038	2,814,003
New Horizon Health Ltd. (China), 144A*	19,000	143,141
Pennant Group, Inc. (The)*	2,562	117,340
Rede D’Or Sao Luiz SA (Brazil), 144A	47,320	541,410
Select Medical Holdings Corp.*	28,575	974,408
Sinopharm Group Co. Ltd. (China) (Class H Stock)	270,000	657,117
UnitedHealth Group, Inc.	68,349	25,430,612
		68,969,893
Health Care Technology — 0.1%
Simulations Plus, Inc.(a)	6,600	417,384
Teladoc Health, Inc.*(a)	5,173	940,193
Veeva Systems, Inc. (Class A Stock)*	9,141	2,387,995
		3,745,572
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*(a)	1,486	279,279
Aramark	11,000	415,580
Bloomin’ Brands, Inc.*	8,847	239,311
Booking Holdings, Inc.*	1,126	2,623,400
Brinker International, Inc.*	5,940	422,096
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	308,619	1,282,709
Carrols Restaurant Group, Inc.*	17,600	105,336
Cheesecake Factory, Inc. (The)*	6,640	388,506
Chipotle Mexican Grill, Inc.*	1,499	2,129,809
Denny’s Corp.*	23,515	425,857
DraftKings, Inc. (Class A Stock)*(a)	6,100	374,113
Galaxy Entertainment Group Ltd. (Macau)*	118,000	1,069,959
Hilton Worldwide Holdings, Inc.*	57,829	6,992,683
Las Vegas Sands Corp.*	33,587	2,040,746
Marriott International, Inc. (Class A Stock)*	32,250	4,776,548
Marriott Vacations Worldwide Corp.*	5,779	1,006,586
McDonald’s Corp.	29,251	6,556,319
Noodles & Co.*	20,600	213,210
Planet Fitness, Inc. (Class A Stock)*	29,204	2,257,469
Playtech PLC (United Kingdom)*	240,512	1,482,977
Round One Corp. (Japan)(a)	48,600	548,765
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Scientific Games Corp.*	9,900	$381,348
SSP Group PLC (United Kingdom)*	71,617	366,694
Starbucks Corp.	50,268	5,492,784
Trainline PLC (United Kingdom), 144A*	121,667	767,061
Travel + Leisure Co.	17,694	1,082,165
Vail Resorts, Inc.*	7,156	2,087,119
Whitbread PLC (United Kingdom)*	33,040	1,565,183
Wyndham Hotels & Resorts, Inc.	12,694	885,787
Yum! Brands, Inc.	109,203	11,813,581
		60,072,980
Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	413,118	518,268
Century Communities, Inc.*	12,901	778,188
Fujitsu General Ltd. (Japan)	130,600	3,648,524
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	693,641	6,662,425
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	212,400	856,381
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	66,800	821,751
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	246,500	670,799
KB Home	12,100	563,013
MDC Holdings, Inc.	13,422	797,267
Skyline Champion Corp.*	14,588	660,253
Sony Group Corp. (Japan)	23,900	2,517,796
Tempur Sealy International, Inc.	12,448	455,099
Turtle Beach Corp.*	17,900	477,393
		19,427,157
Household Products — 0.2%
Colgate-Palmolive Co.	18,649	1,470,101
Essity AB (Sweden) (Class B Stock)	54,444	1,720,003
Procter & Gamble Co. (The)	25,781	3,491,521
WD-40 Co.(a)	1,900	581,742
		7,263,367
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	65,789	1,763,803
Electric Power Development Co. Ltd. (Japan)	41,700	729,287
NTPC Ltd. (India)	1,993,187	2,922,757
Vistra Corp.	10,500	185,640
		5,601,487
Industrial Conglomerates — 1.9%
Carlisle Cos., Inc.	1,217	200,294
CK Hutchison Holdings Ltd. (United Kingdom)	263,000	2,107,480
DCC PLC (United Kingdom)	8,268	718,594
Fosun International Ltd. (China)	1,084,000	1,526,093
General Electric Co.	2,303,101	30,239,716
Honeywell International, Inc.	69,757	15,142,152
Roper Technologies, Inc.	22,604	9,117,097
Siemens AG (Germany)	26,925	4,422,333
SM Investments Corp. (Philippines)	51,050	1,008,250

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Smiths Group PLC (United Kingdom)	109,439	$2,320,451
		66,802,460
Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	544,800	6,680,355
American International Group, Inc.	238,450	11,018,774
Aon PLC (Class A Stock)(a)	16,337	3,759,307
Arch Capital Group Ltd.*	6,300	241,731
Argo Group International Holdings Ltd.	6,301	317,066
Aviva PLC (United Kingdom)	419,360	2,367,674
AXA SA (France)	202,950	5,451,000
Axis Capital Holdings Ltd.	12,210	605,250
Chubb Ltd.	70,145	11,080,806
CNO Financial Group, Inc.	35,853	870,869
eHealth, Inc.*	2,350	170,915
Fidelity National Financial, Inc.	9,887	402,005
First American Financial Corp.	8,365	473,877
Hanover Insurance Group, Inc. (The)	6,260	810,420
Hartford Financial Services Group, Inc. (The)	85,945	5,740,267
Hiscox Ltd. (United Kingdom)*	32,593	389,420
Kemper Corp.	4,688	373,727
Loews Corp.	11,702	600,079
Manulife Financial Corp. (Canada)	83,427	1,794,407
Markel Corp.*	364	414,822
Marsh & McLennan Cos., Inc.	71,511	8,710,040
MetLife, Inc.	151,715	9,222,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,946	1,831,959
Old Republic International Corp.	37,404	816,903
Powszechny Zaklad Ubezpieczen SA (Poland)*	271,466	2,345,946
Principal Financial Group, Inc.	8,852	530,766
Progressive Corp. (The)	17,965	1,717,634
Prudential PLC (United Kingdom)	127,136	2,715,593
Reinsurance Group of America, Inc.	2,200	277,310
RenaissanceRe Holdings Ltd. (Bermuda)	1,460	233,965
Sampo OYJ (Finland) (Class A Stock)	79,728	3,596,127
Selective Insurance Group, Inc.	11,400	826,956
Sompo Holdings, Inc. (Japan)	60,000	2,302,574
Steadfast Group Ltd. (Australia)	207,845	601,655
Sun Life Financial, Inc. (Canada)	92,025	4,650,679
Travelers Cos., Inc. (The)	20,900	3,143,360
Willis Towers Watson PLC	10,894	2,493,419
Zurich Insurance Group AG (Switzerland)	10,009	4,273,175
		103,853,587
Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	2,111	4,353,980
Alphabet, Inc. (Class C Stock)*	29,918	61,889,272
Baidu, Inc. (China), ADR*	15,783	3,433,592
Facebook, Inc. (Class A Stock)*	100,501	29,600,560
IAC/InterActiveCorp*	4,340	938,785
Info Edge India Ltd. (India)*	4,198	247,133
JOYY, Inc. (China), ADR(a)	14,744	1,381,955
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Kuaishou Technology (China), 144A*	10,700	$377,120
Match Group, Inc.*	27,296	3,749,924
NAVER Corp. (South Korea)	19,456	6,536,930
Pinterest, Inc. (Class A Stock)*	30,631	2,267,613
Rightmove PLC (United Kingdom)*	32,665	261,464
Scout24 AG (Germany), 144A	14,595	1,109,940
Snap, Inc. (Class A Stock)*	127,688	6,676,806
Tencent Holdings Ltd. (China)	165,100	13,129,617
Z Holdings Corp. (Japan)	738,100	3,685,734
Zillow Group, Inc. (Class A Stock)*(a)	4,350	571,503
Zillow Group, Inc. (Class C Stock)*(a)	4,900	635,236
		140,847,164
Internet & Direct Marketing Retail — 2.9%
Alibaba Group Holding Ltd. (China), ADR*	72,262	16,383,963
Amazon.com, Inc.*	14,611	45,207,603
ASOS PLC (United Kingdom)*	61,336	4,749,529
Auction Technology Group PLC (United Kingdom)*	32,236	363,349
boohoo Group PLC (United Kingdom)*	567,398	2,672,149
Chewy, Inc. (Class A Stock)*(a)	2,200	186,362
Coupang, Inc. (South Korea)*(a)	7,985	394,060
Deliveroo Holdings PLC (United Kingdom) (Class A Stock), 144A*	295,957	1,172,814
DoorDash, Inc. (Class A Stock)*(a)	2,135	279,963
Etsy, Inc.*	3,866	779,656
Groupon, Inc.*	4,740	239,583
Grubhub, Inc.*(a)	6,430	385,800
JD.com, Inc. (China), ADR*	5,614	473,429
Just Eat Takeaway.com NV (Germany), 144A*	8,099	747,374
Media Do Co. Ltd. (Japan)	6,600	393,896
MercadoLibre, Inc. (Argentina)*	1,274	1,875,506
Naspers Ltd. (South Africa) (Class N Stock)	39,805	9,572,757
Ocado Group PLC (United Kingdom)*	65,062	1,831,436
Ozon Holdings PLC (Russia), ADR*(a)	5,652	316,908
Pinduoduo, Inc. (China), ADR*	3,686	493,482
Prosus NV (China)*	53,446	5,972,576
Quotient Technology, Inc.*	40,100	655,234
Shop Apotheke Europe NV (Netherlands), 144A*	8,974	1,962,185
Stitch Fix, Inc. (Class A Stock)*	1,700	84,218
THG PLC (United Kingdom)*	153,771	1,333,710
Vipshop Holdings Ltd. (China), ADR*	23,535	702,755
Wayfair, Inc. (Class A Stock)*(a)	2,478	779,951
Zalando SE (Germany), 144A*	11,612	1,141,068
		101,151,316
IT Services — 4.0%
Accenture PLC (Class A Stock)	27,529	7,604,886
Adyen NV (Netherlands), 144A*	509	1,137,510
Amadeus IT Group SA (Spain)*	32,412	2,298,211
Automatic Data Processing, Inc.	15,879	2,992,715
Black Knight, Inc.*	6,775	501,282
Broadridge Financial Solutions, Inc.	22,498	3,444,444
CANCOM SE (Germany)	5,103	294,277

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
CSG Systems International, Inc.	5,842	$262,247
Edenred (France)	9,960	520,661
EPAM Systems, Inc.*	3,680	1,459,819
Euronet Worldwide, Inc.*	26,379	3,648,216
Fidelity National Information Services, Inc.	60,590	8,519,560
Fiserv, Inc.*	63,963	7,614,156
Fujitsu Ltd. (Japan)	26,600	3,856,338
Global Payments, Inc.	46,691	9,411,972
GoDaddy, Inc. (Class A Stock)*	10,100	783,962
Indra Sistemas SA (Spain)*	82,780	728,738
Keywords Studios PLC (Ireland)*	33,349	1,187,868
Mastercard, Inc. (Class A Stock)	30,833	10,978,090
MAXIMUS, Inc.	6,560	584,102
MongoDB, Inc.*	2,834	757,897
NET One Systems Co. Ltd. (Japan)	25,500	817,647
Network International Holdings PLC (United Arab Emirates), 144A*	616,548	3,527,313
NEXTDC Ltd. (Australia)*	64,782	516,048
NTT Data Corp. (Japan)	49,500	768,112
Okta, Inc.*	4,910	1,082,311
PayPal Holdings, Inc.*	31,997	7,770,152
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	2,986	3,304,009
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	1,889	2,085,506
Snowflake, Inc. (Class A Stock)*(a)	171	39,207
Square, Inc. (Class A Stock)*	13,686	3,107,406
StoneCo Ltd. (Brazil) (Class A Stock)*	59,902	3,667,200
Twilio, Inc. (Class A Stock)*	6,828	2,326,709
Visa, Inc. (Class A Stock)(a)	170,344	36,066,935
WEX, Inc.*	4,390	918,476
Wix.com Ltd. (Israel)*	13,207	3,687,659
		138,271,641
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	775	19,530
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	28,700	839,515
Brunswick Corp.	8,085	771,066
MIPS AB (Sweden)	4,832	346,376
Peloton Interactive, Inc. (Class A Stock)*	9,187	1,032,986
Polaris, Inc.	4,704	627,984
Sega Sammy Holdings, Inc. (Japan)	17,500	273,766
Smith & Wesson Brands, Inc.	3,100	54,095
Spin Master Corp. (Canada), 144A*	23,445	654,639
Thule Group AB (Sweden), 144A*	42,579	1,850,180
		6,470,137
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. (Class A Stock)*	1,100	199,100
Agilent Technologies, Inc.	73,321	9,322,032
Avantor, Inc.*	10,065	291,180
Bio-Techne Corp.	1,993	761,186
Charles River Laboratories International, Inc.*	3,570	1,034,693
Eurofins Scientific SE (Luxembourg)*	17,650	1,690,957
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Evotec SE (Germany)*	78,476	$2,830,464
Lonza Group AG (Switzerland)	8,847	4,959,157
PPD, Inc.*	19,031	720,133
PRA Health Sciences, Inc.*	5,500	843,315
Repligen Corp.*	3,380	657,106
Syneos Health, Inc.*	7,010	531,709
Tecan Group AG (Switzerland)*	1,995	886,191
Thermo Fisher Scientific, Inc.	39,266	17,920,217
Wuxi Biologics Cayman, Inc. (China), 144A*	63,500	802,221
		43,449,661
Machinery — 1.9%
Aalberts NV (Netherlands)	10,495	534,092
Aida Engineering Ltd. (Japan)	32,300	290,877
Alstom SA (France)*	36,884	1,841,087
Aumann AG (Germany), 144A*	4,696	80,358
Caterpillar, Inc.	63,982	14,835,506
CNH Industrial NV (United Kingdom)*	159,885	2,504,772
Colfax Corp.*	18,979	831,470
Cummins, Inc.	7,131	1,847,713
Deere & Co.	29,407	11,002,335
Douglas Dynamics, Inc.	9,725	448,809
Escorts Ltd. (India)	40,026	709,150
Fluidra SA (Spain)	10,707	306,913
Fortive Corp.	64,005	4,521,313
Fujitec Co. Ltd. (Japan)	22,200	474,495
GEA Group AG (Germany)	50,291	2,062,914
Graco, Inc.	6,923	495,825
Hoshizaki Corp. (Japan)	18,500	1,655,043
Illinois Tool Works, Inc.	11,736	2,599,759
Impro Precision Industries Ltd., 144A	867,000	253,486
Knorr-Bremse AG (Germany)	14,192	1,772,118
Lincoln Electric Holdings, Inc.	5,315	653,426
Manitowoc Co., Inc. (The)*	4,927	101,595
METAWATER Co. Ltd. (Japan)	23,800	477,162
Middleby Corp. (The)*	28,717	4,759,843
Mueller Water Products, Inc. (Class A Stock)	14,298	198,599
Norma Group SE (Germany)	13,416	638,955
Obara Group, Inc. (Japan)	13,700	469,765
Omega Flex, Inc.(a)	2,400	378,912
Oshkosh Corp.	8,844	1,049,429
PACCAR, Inc.	15,390	1,430,039
Parker-Hannifin Corp.	9	2,839
Proto Labs, Inc.*	3,197	389,235
Rotork PLC (United Kingdom)	92,795	455,957
Spirax-Sarco Engineering PLC (United Kingdom)	4,635	727,715
Takuma Co. Ltd. (Japan)	15,200	330,397
Timken Co. (The)	11,600	941,572
Toro Co. (The)	4,800	495,072
Trelleborg AB (Sweden) (Class B Stock)*	27,688	704,163
Trinity Industries, Inc.(a)	20,100	572,649
Wabash National Corp.(a)	20,300	381,640
Welbilt, Inc.*	24,910	404,788

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,593,700	$1,525,052
		66,156,839
Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	461,000	1,578,033
Media — 0.7%
A.H. Belo Corp. (Class A Stock)	22,151	46,296
Altice USA, Inc. (Class A Stock)*	9,526	309,881
Ascential PLC (United Kingdom)*	290,067	1,338,592
Cable One, Inc.	299	546,680
Charter Communications, Inc. (Class A Stock)*	5,330	3,288,717
Comcast Corp. (Class A Stock)	167,670	9,072,624
Daily Journal Corp.*	1,080	341,766
Eutelsat Communications SA (France)	97,877	1,195,701
Gannett Co., Inc.*	41,420	222,840
Informa PLC (United Kingdom)*	166,950	1,297,301
Liberty Broadband Corp. (Class C Stock)*	8,148	1,223,422
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	10,610	467,689
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	530	23,378
oOh!media Ltd. (Australia)*	268,851	357,566
Scholastic Corp.	5,668	170,663
Sirius XM Holdings, Inc.(a)	42,547	259,111
WPP PLC (United Kingdom)	233,436	2,997,926
YouGov PLC (United Kingdom)	80,370	1,118,324
		24,278,477
Metals & Mining — 0.7%
BHP Group Ltd. (Australia)	189,645	6,563,765
Compass Minerals International, Inc.	3,630	227,673
Franco-Nevada Corp. (Canada)	13,485	1,689,944
Freeport-McMoRan, Inc.*	36,413	1,199,080
Hitachi Metals Ltd. (Japan)*	123,400	2,038,193
Lundin Mining Corp. (Chile)	157,648	1,622,017
Mitsui Mining & Smelting Co. Ltd. (Japan)	32,100	1,121,407
OZ Minerals Ltd. (Australia)	34,686	605,937
POSCO (South Korea)	5,477	1,557,106
Reliance Steel & Aluminum Co.	2,485	378,441
Royal Gold, Inc.	1,590	171,116
South32 Ltd. (Australia)	1,401,954	2,995,880
Southern Copper Corp. (Peru)	1,718	116,601
Steel Dynamics, Inc.	18,900	959,364
Teck Resources Ltd. (Canada) (Class B Stock)(a)	47,602	913,006
United States Steel Corp.(a)	30,700	803,419
		22,962,949
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	12,210	204,640
Annaly Capital Management, Inc.	7,477	64,302
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Apollo Commercial Real Estate Finance, Inc.	36,555	$510,673
Ellington Residential Mortgage REIT(a)	23,222	285,863
Granite Point Mortgage Trust, Inc.	20,081	240,370
Orchid Island Capital, Inc.(a)	61,000	366,610
Ready Capital Corp.	38,426	515,677
Two Harbors Investment Corp.(a)	61,376	449,886
		2,638,021
Multiline Retail — 0.4%
Dollar General Corp.	39,765	8,057,184
Dollar Tree, Inc.*	40	4,578
Magazine Luiza SA (Brazil)	414,096	1,477,272
Next PLC (United Kingdom)*	25,036	2,724,538
Nordstrom, Inc.*(a)	3,400	128,758
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,239	281,793
Pan Pacific International Holdings Corp. (Japan)	67,600	1,595,510
Ryohin Keikaku Co. Ltd. (Japan)	16,400	389,436
V-Mart Retail Ltd. (India)*	5,605	215,152
		14,874,221
Multi-Utilities — 0.8%
Ameren Corp.	46,230	3,761,273
Black Hills Corp.(a)	10,195	680,720
Dominion Energy, Inc.	10,684	811,557
DTE Energy Co.	5,007	666,632
Engie SA (France)*	175,100	2,492,787
Public Service Enterprise Group, Inc.	66,411	3,998,606
Sempra Energy	114,296	15,153,364
WEC Energy Group, Inc.	8,834	826,774
		28,391,713
Oil, Gas & Consumable Fuels — 1.1%
BP PLC (United Kingdom), ADR(a)	98,107	2,388,905
Cheniere Energy, Inc.*	5,219	375,820
ConocoPhillips	12,491	661,648
CVR Energy, Inc.(a)	12,000	230,160
Devon Energy Corp.	88,301	1,929,377
EOG Resources, Inc.	48,270	3,501,023
Equitrans Midstream Corp.	20,000	163,200
Galp Energia SGPS SA (Portugal)	515,935	6,016,577
Lundin Energy AB (Sweden)(a)	65,938	2,073,479
Matador Resources Co.	16,300	382,235
Murphy Oil Corp.(a)	33,600	551,376
PBF Energy, Inc. (Class A Stock)*	24,300	343,845
Petronet LNG Ltd. (India)	239,160	737,679
Renewable Energy Group, Inc.*(a)	6,419	423,911
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	170,521	3,130,469
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	314,404	2,126,549
SM Energy Co.	23,131	378,655
Targa Resources Corp.	21,290	675,958
TC Energy Corp. (Canada)	40,965	1,877,929
TOTAL SE (France)	185,941	8,674,819
		36,643,614

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.1%
Mondi PLC (United Kingdom)	38,120	$975,563
Suzano SA (Brazil)*	74,036	905,087
		1,880,650
Personal Products — 0.5%
Beiersdorf AG (Germany)	20,479	2,155,690
Estee Lauder Cos., Inc. (The) (Class A Stock)	449	130,592
Kao Corp. (Japan)	18,800	1,242,938
LG Household & Health Care Ltd. (South Korea)	1,575	2,189,905
Medifast, Inc.	2,450	518,959
Shiseido Co. Ltd. (Japan)	8,400	564,817
Unilever PLC (United Kingdom) (SGMX)	71,594	4,011,565
Unilever PLC (United Kingdom) (BATE)	104,997	5,860,307
		16,674,773
Pharmaceuticals — 2.8%
Ampio Pharmaceuticals, Inc.*(a)	113,200	191,308
Arvinas, Inc.*	1,724	113,956
Astellas Pharma, Inc. (Japan)	228,400	3,522,025
AstraZeneca PLC (United Kingdom), ADR(a)	263,294	13,090,978
Bausch Health Cos., Inc.*(a)	46,994	1,491,590
Bayer AG (Germany)	87,067	5,520,711
Dechra Pharmaceuticals PLC (United Kingdom)	7,710	365,770
Elanco Animal Health, Inc.*	107,910	3,177,949
Eli Lilly & Co.	56,711	10,594,749
GlaxoSmithKline PLC (United Kingdom), ADR(a)	120,774	4,310,424
Horizon Therapeutics PLC*	6,500	598,260
Jazz Pharmaceuticals PLC*	1,950	320,521
Johnson & Johnson	28,110	4,619,878
Laboratorios Farmaceuticos Rovi SA (Spain)	24,223	1,311,449
Merck & Co., Inc.	13,810	1,064,613
Merck KGaA (Germany)	3,887	664,704
Novartis AG (Switzerland)	66,457	5,677,212
Otsuka Holdings Co. Ltd. (Japan)	177,100	7,521,154
Pacira BioSciences, Inc.*	9,495	665,505
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	2,070	206,379
Roche Holding AG (Switzerland)	26,876	8,685,528
Sanofi (France)	87,429	8,646,414
Supernus Pharmaceuticals, Inc.*	20,850	545,853
Takeda Pharmaceutical Co. Ltd. (Japan)	187,293	6,765,366
TFF Pharmaceuticals, Inc.*	16,500	223,905
Torrent Pharmaceuticals Ltd. (India)	18,199	636,222
Zoetis, Inc.	46,983	7,398,883
		97,931,306
Professional Services — 0.9%
Boa Vista Servicos SA (Brazil)	118,934	245,743
Booz Allen Hamilton Holding Corp.	4,400	354,332
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
CBIZ, Inc.*	5,751	$187,828
Clarivate PLC (United Kingdom)*	94,370	2,490,424
CoStar Group, Inc.*	4,522	3,716,587
DKSH Holding AG (Switzerland)	9,423	724,585
Equifax, Inc.	24,846	4,500,356
Exponent, Inc.	4,700	458,015
FTI Consulting, Inc.*	3,100	434,341
HeadHunter Group PLC (Russia), ADR(a)	15,000	508,800
Insperity, Inc.	4,525	378,924
Intertrust NV (Netherlands), 144A*	25,131	417,287
Jacobs Engineering Group, Inc.	47,692	6,165,145
Korn Ferry	3,700	230,769
ManpowerGroup, Inc.	3,678	363,754
Outsourcing, Inc. (Japan)	110,000	1,789,190
Persol Holdings Co. Ltd. (Japan)	228,100	4,489,121
TeamLease Services Ltd. (India)*	9,408	488,161
TransUnion	15,462	1,391,580
Upwork, Inc.*	11,500	514,855
		29,849,797
Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A*	20,758	545,283
Altus Group Ltd. (Canada)(a)	15,900	764,698
China Resources Mixc Lifestyle Services Ltd. (China), 144A*	84,600	507,786
Heiwa Real Estate Co. Ltd. (Japan)	19,300	604,887
Hongkong Land Holdings Ltd. (Hong Kong)	241,800	1,188,890
Howard Hughes Corp. (The)*	9,800	932,274
Iguatemi Empresa de Shopping Centers SA (Brazil)	42,200	281,601
Instone Real Estate Group AG (Germany), 144A*	19,940	549,128
Jones Lang LaSalle, Inc.*	4,506	806,754
Kojamo OYJ (Finland)	46,992	921,058
Mitsubishi Estate Co. Ltd. (Japan)	114,600	2,004,671
Mitsui Fudosan Co. Ltd. (Japan)	101,100	2,300,797
RE/MAX Holdings, Inc. (Class A Stock)	8,600	338,754
Realogy Holdings Corp.*	11,074	167,550
RMR Group, Inc. (The) (Class A Stock)	7,074	288,690
St. Joe Co. (The)	10,800	463,320
Tokyo Tatemono Co. Ltd. (Japan)	35,000	532,609
		13,198,750
Road & Rail — 0.7%
CSX Corp.	8,434	813,206
J.B. Hunt Transport Services, Inc.	17,455	2,933,662
Kansas City Southern	531	140,142
Knight-Swift Transportation Holdings, Inc.	7,400	355,866
Lyft, Inc. (Class A Stock)*	8,700	549,666
National Express Group PLC (United Kingdom)*	55,225	234,809
Norfolk Southern Corp.	30,989	8,321,166
Uber Technologies, Inc.*	44,500	2,425,695

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Union Pacific Corp.	34,541	$7,613,182
		23,387,394
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.*	45,098	3,540,193
AIXTRON SE (Germany)*	88,619	2,017,772
Amkor Technology, Inc.	31,233	740,534
ams AG (Austria)*	34,438	687,760
Analog Devices, Inc.	31,927	4,951,239
Applied Materials, Inc.	147,604	19,719,894
ASML Holding NV (Netherlands) (SGMX)	19,415	11,950,518
ASML Holding NV (Netherlands) (XNGS)	8,996	5,553,771
Broadcom, Inc.	15,508	7,190,439
Cree, Inc.*(a)	8,504	919,538
Disco Corp. (Japan)	6,400	2,019,091
Entegris, Inc.	4,700	525,460
Infineon Technologies AG (Germany)	47,591	2,029,753
Inphi Corp.*	4,800	856,368
Intel Corp.	27,412	1,754,368
IQE PLC (United Kingdom)*	895,106	728,803
KLA Corp.	7,132	2,356,413
Marvell Technology Group Ltd.	60,999	2,987,731
Maxim Integrated Products, Inc.	36,599	3,344,051
MaxLinear, Inc.*	14,900	507,792
Microchip Technology, Inc.	34,540	5,361,299
Micron Technology, Inc.*	65,427	5,771,316
Monolithic Power Systems, Inc.	706	249,366
NVIDIA Corp.	6,815	3,638,733
NXP Semiconductors NV (Netherlands)	68,916	13,875,547
ON Semiconductor Corp.*	6,700	278,787
QUALCOMM, Inc.	67,968	9,011,877
Silergy Corp. (China)	8,000	653,518
SolarEdge Technologies, Inc.*	1,790	514,518
Synaptics, Inc.*	3,900	528,138
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	800,000	16,656,715
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	12,775	1,511,027
Texas Instruments, Inc.	71,492	13,511,273
Tokyo Electron Ltd. (Japan)	8,300	3,554,520
Ultra Clean Holdings, Inc.*	13,600	789,344
Universal Display Corp.	2,990	707,942
Win Semiconductors Corp. (Taiwan)	33,000	455,666
Xilinx, Inc.	2,308	285,961
		151,737,035
Software — 4.2%
2U, Inc.*(a)	11,400	435,822
ACI Worldwide, Inc.*	20,558	782,232
Appier Group, Inc. (Japan)*	7,700	111,962
Atlassian Corp. PLC (Class A Stock)*	3,188	671,903
Avalara, Inc.*	4,100	547,063
Bytes Technology Group PLC (United Kingdom)*(a)	80,227	449,366
CDK Global, Inc.	15,760	851,986
Cerence, Inc.*(a)	5,455	488,659
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Ceridian HCM Holding, Inc.*	11,646	$981,408
Citrix Systems, Inc.	779	109,340
Cornerstone OnDemand, Inc.*	13,574	591,555
Coupa Software, Inc.*	5,650	1,437,812
Crowdstrike Holdings, Inc. (Class A Stock)*	6,670	1,217,342
Datadog, Inc. (Class A Stock)*	7,137	594,798
Descartes Systems Group, Inc. (The) (Canada)*	13,400	817,520
Digimarc Corp.*(a)	8,190	242,915
DocuSign, Inc.*	8,899	1,801,602
Esker SA (France)	765	178,626
Fair Isaac Corp.*	2,130	1,035,286
First Derivatives PLC (United Kingdom)*	20,389	755,287
Five9, Inc.*(a)	2,200	343,926
Fortinet, Inc.*	2,947	543,486
Guidewire Software, Inc.*	5,001	508,252
HubSpot, Inc.*	1,570	713,110
Intuit, Inc.	23,702	9,079,288
J2 Global, Inc.*(a)	7,650	916,929
Manhattan Associates, Inc.*	7,753	910,047
Microsoft Corp.	304,057	71,687,519
Netcompany Group A/S (Denmark), 144A	11,131	1,061,423
Nuance Communications, Inc.*	5,000	218,200
OneSpan, Inc.*	15,700	384,650
Palo Alto Networks, Inc.*	4,046	1,303,055
Paycom Software, Inc.*	739	273,474
Paylocity Holding Corp.*	2,020	363,257
Pegasystems, Inc.	5,100	583,134
Proofpoint, Inc.*	2,500	314,475
PTC, Inc.*	3,974	547,021
QT Group OYJ (Finland)*(a)	7,089	745,402
RealPage, Inc.*	5,919	516,137
RingCentral, Inc. (Class A Stock)*	3,460	1,030,665
salesforce.com, Inc.*	34,189	7,243,623
Sansan, Inc. (Japan)*	8,500	733,015
ServiceNow, Inc.*	18,954	9,479,085
Slack Technologies, Inc. (Class A Stock)*	14,000	568,820
Splunk, Inc.*	26,488	3,588,594
SS&C Technologies Holdings, Inc.	14,167	989,848
Synopsys, Inc.*	14,102	3,494,194
TeamViewer AG (Germany), 144A*	31,632	1,354,721
Temenos AG (Switzerland)	7,323	1,056,722
Teradata Corp.*	16,800	647,472
Trade Desk, Inc. (The) (Class A Stock)*	1,460	951,424
Verint Systems, Inc.*	13,200	600,468
VMware, Inc. (Class A Stock)*(a)	3,287	494,529
WingArc1st, Inc. (Japan)*	4,800	84,360
Workday, Inc. (Class A Stock)*	11,857	2,945,634
Workiva, Inc.*(a)	11,204	988,865
Xero Ltd. (New Zealand)*	6,343	614,582
Xperi Holding Corp.	19,500	424,515
Zendesk, Inc.*	9,923	1,315,988

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*	12,778	$4,105,444
		147,827,837
Specialty Retail — 1.3%
Aritzia, Inc. (Canada)*	16,700	388,032
Auto1 Group SE (Germany), 144A*	14,430	818,181
AutoZone, Inc.*	936	1,314,425
Burlington Stores, Inc.*	7,067	2,111,620
Carvana Co.*(a)	9,276	2,434,022
Dick’s Sporting Goods, Inc.	8,628	657,022
Five Below, Inc.*	4,400	839,476
GameStop Corp. (Class A Stock)*(a)	1,535	291,374
Grupo SBF SA (Brazil)*	39,900	190,262
Hibbett Sports, Inc.*(a)	8,800	606,232
Hikari Tsushin, Inc. (Japan)	4,600	926,949
Home Depot, Inc. (The)	31,650	9,661,162
L Brands, Inc.*	23,222	1,436,513
Lowe’s Cos., Inc.	8,711	1,656,658
Monro, Inc.	6,120	402,696
MYT Netherlands Parent BV (Germany), ADR*(a)	14,302	404,174
Nextage Co. Ltd. (Japan)(a)	78,300	1,340,838
ODP Corp. (The)*	5,634	243,896
RH*(a)	1,772	1,057,175
Ross Stores, Inc.	102,220	12,257,200
TJX Cos., Inc. (The)	60,226	3,983,950
Tractor Supply Co.	10,769	1,906,974
Valora Holding AG (Switzerland)*	1,950	414,552
Watches of Switzerland Group PLC (United Kingdom), 144A*	90,904	832,399
Yellow Hat Ltd. (Japan)	28,800	494,551
		46,670,333
Technology Hardware, Storage & Peripherals — 1.4%
3D Systems Corp.*(a)	21,826	598,905
Apple, Inc.	264,770	32,341,656
Dell Technologies, Inc. (Class C Stock)*	2,600	229,190
NCR Corp.*	21,284	807,728
Samsung Electronics Co. Ltd. (South Korea)	227,725	16,449,623
		50,427,102
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	78,000	1,248,718
Brunello Cucinelli SpA (Italy)*	9,352	402,898
Burberry Group PLC (United Kingdom)*	79,916	2,087,006
Capri Holdings Ltd.*	6,400	326,400
Columbia Sportswear Co.	5,520	583,078
Dr. Martens PLC (United Kingdom)*	73,525	464,767
EssilorLuxottica SA (France)	28,540	4,651,316
Li Ning Co. Ltd. (China)	104,000	680,446
Lululemon Athletica, Inc.*	10,210	3,131,509
LVMH Moet Hennessy Louis Vuitton SE (France)	1,741	1,161,899
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	33,692	$4,477,330
Skechers USA, Inc. (Class A Stock)*	17,460	728,256
VF Corp.	2,517	201,159
		20,144,782
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)(a)	25,600	417,896
Hingham Institution for Savings The	1,800	510,768
Housing Development Finance Corp. Ltd. (India)	176,061	6,050,699
New York Community Bancorp, Inc.	20,296	256,135
Ocwen Financial Corp.*	3,068	87,223
Radian Group, Inc.	15,080	350,610
Rocket Cos., Inc. (Class A Stock)	1,120	25,861
Severn Bancorp, Inc.	726	8,785
TFS Financial Corp.	15,813	322,111
Waterstone Financial, Inc.	18,360	374,911
WSFS Financial Corp.	4,000	199,160
		8,604,159
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	54,472	2,072,408
Imperial Brands PLC (United Kingdom)	110,391	2,280,944
Philip Morris International, Inc.	69,260	6,146,132
Vector Group Ltd.	28,389	396,027
		10,895,511
Trading Companies & Distributors — 0.4%
AeroCentury Corp.*	9,070	32,198
Air Lease Corp.	4,767	233,583
Beijer Ref AB (Sweden)	5,985	262,915
Hanwa Co. Ltd. (Japan)	21,800	670,791
Herc Holdings, Inc.*	9,202	932,439
Howden Joinery Group PLC (United Kingdom)*	39,287	395,429
IMCD NV (Netherlands)	8,409	1,170,030
NOW, Inc.*	40,500	408,645
SiteOne Landscape Supply, Inc.*(a)	5,330	910,044
Sumitomo Corp. (Japan)	164,400	2,346,386
United Rentals, Inc.*	18,687	6,153,816
		13,516,276
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*(a)	2,200	391,138
Water Utilities — 0.1%
American States Water Co.	3,645	275,635
American Water Works Co., Inc.	11,807	1,770,105
Artesian Resources Corp. (Class A Stock)	6,710	264,240
California Water Service Group	11,802	664,925
		2,974,905
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*	5,910	57,091
T-Mobile US, Inc.*	33,663	4,217,637

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	1,728,428	$3,156,526
		7,431,254

Total Common Stocks (cost $2,041,993,406)		2,654,598,913
Master Limited Partnership — 0.1%
Hotels, Restaurants & Leisure
Cedar Fair LP*	40,899	2,031,862
(cost $1,556,897)
Preferred Stocks — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	14,694	4,121,421
Electric Utilities — 0.1%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24*	13,252	1,368,931
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	13,902	708,029
		2,076,960
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	1,125	561,939
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	538,100	266,725
Media — 0.0%
ViacomCBS, Inc., CVT, 5.750%, Maturing 04/01/24*	2,620	175,933

Total Preferred Stocks (cost $5,107,906)		7,202,978

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	489,721
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	514,379
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	250,459
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	368,965
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	7	6,774
Series 2018-02, Class A3
2.980%	01/17/23	77	77,435
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	338,877
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	107	$108,314
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	29	29,201
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	322	325,008
			2,509,133
Collateralized Loan Obligations — 0.0%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.078%(c)	10/25/27	391	389,883
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.518%(c)	10/25/32	545	545,288
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.091%(c)	07/15/27	176	175,507
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.393%(c)	10/17/29	426	426,743
			1,537,421
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	160,436
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	40	40,018
Series 2019-C, Class B
2.350%	04/15/27	715	743,599
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	35	35,400
			819,017
Other — 0.1%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	116	121,041
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	304	320,068
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	46	47,335

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	371	$389,433
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	178	181,697
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	10	10,432
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	663	663,491
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	49,979
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	111	114,368
			1,897,844
Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	15	15,681
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	175	181,099
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	3	2,780
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	16	15,747
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	26	26,162
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	20	19,821
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	70	72,000
			333,290
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	492	505,248
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	486	500,675
Series 2019-GA, Class A, 144A
2.400%	10/15/68	589	605,007
Series 2021-A, Class A, 144A
0.840%	05/15/69	237	236,251
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.856%(c)	05/17/32	550	557,925
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.556%(c)	02/17/32	554	559,761
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	195	$206,840
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.976%(c)	07/15/36	259	260,394
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	174,617
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	931	918,024
			4,524,742

Total Asset-Backed Securities (cost $11,590,165)			11,781,883
Commercial Mortgage-Backed Securities — 0.2%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.036%(c)	12/15/36	395	394,873
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.266%(c)	11/15/34	190	187,225
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.646%(c)	10/15/34	580	577,795
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	160,871
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	468,289
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	54,074
Series 2015-GC27, Class A5
3.137%	02/10/48	235	250,839
Commercial Mortgage Trust,
Series 2015-LC21, Class A4
3.708%	07/10/48	260	284,654
Series 2015-PC01, Class A5
3.902%	07/10/50	190	209,010
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	384,595
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	12	12,584
Series K025, Class A1
1.875%	04/25/22	2	1,881
Series K057, Class A1
2.206%	06/25/25	102	106,158
Series K068, Class A1
2.952%	02/25/27	164	174,774
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	572,402

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.680%(cc)	12/10/40	200	$196,349
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.039%(c)	12/15/36	275	270,004
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	264,144
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	201,464
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	150	163,840
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	117,354
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.476%(c)	10/15/33	340	340,847
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	124,376
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	64,668
Series 2015-C27, Class AS
4.068%	12/15/47	265	291,828
Series 2016-C30, Class A5
2.860%	09/15/49	75	79,255
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	580	567,334
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.695%(c)	04/15/32	820	803,579
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,906

Total Commercial Mortgage-Backed Securities (cost $7,253,433)			7,367,972
Corporate Bonds — 3.3%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24	17	18,665
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	164,416
3.650%	11/01/24	125	135,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	$92,715
			411,663
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	43,855
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	36,300
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	65	63,844
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	266	252,462
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	235,902
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	66	67,544
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	159	159,382
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	164	159,314
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	421	449,339
			1,387,787
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	354,649
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	402,847
Sr. Unsec’d. Notes
4.200%	11/06/21	650	664,013
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	501,998
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	209,384
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26(a)	555	541,267

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22(a)	510	$523,380
3.100%	05/10/21	410	411,147
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	585	628,185
			4,236,870
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	27,287
Banks — 0.8%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	224,212
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	391,760
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	418,452
3.490%	05/28/30	200	208,983
3.848%	04/12/23	400	425,085
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	500	498,422
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	208,249
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
0.851%(c)	06/25/22	450	450,495
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,275	1,194,882
4.330%(ff)	03/15/50	300	346,044
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	425	425,929
Sub. Notes, MTN
4.200%	08/26/24	10	11,024
4.450%	03/03/26	225	252,778
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	477,759
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	745	779,253
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	415	425,480
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	257,065
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	219,914
4.875%	04/01/26	200	225,435
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	$206,426
2.572%(ff)	06/03/31	1,230	1,228,249
5.875%	01/30/42	25	34,238
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	250,122
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	30,139
Sub. Notes, 144A
4.300%	02/11/31	129	142,404
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	335,576
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	621,853
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	630	639,138
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	875	883,176
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	175	178,926
Sub. Notes
4.300%	01/16/24	30	32,834
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	125	136,542
3.800%	03/15/30	695	765,179
Sub. Notes
4.250%	10/21/25(a)	500	557,979
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.848%(ff)	06/04/31	460	459,948
3.262%(ff)	03/13/23	375	384,409
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	205,497
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	205,744
3.375%	01/12/23	200	208,529
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	500	535,572
3.559%(ff)	04/23/24	250	264,924
3.897%(ff)	01/23/49	1,150	1,267,503
Sub. Notes
2.956%(ff)	05/13/31	735	748,081
4.250%	10/01/27	175	197,992

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	200	$201,907
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	273,739
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	1,300	1,409,486
3.971%(ff)	07/22/38	190	212,267
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	590	611,772
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	202,235
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,701
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	409,760
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	343,691
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	469,669
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25(a)	1,115	1,115,226
3.250%	06/11/21	400	402,228
Sub. Notes
3.625%(ff)	09/15/31	35	38,337
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	265	256,580
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,203
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	270	266,252
3.000%	04/15/21	200	200,146
4.125%	09/24/25	200	222,287
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,025	1,005,376
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	965	988,829
2.572%(ff)	02/11/31	650	653,534
3.500%	03/08/22	12	12,358
			27,334,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	500	$555,364
5.550%	01/23/49	500	644,804
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	152,741
3.551%	05/25/21	260	261,175
			1,614,084
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	62,711
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,901
			119,612
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,752
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	557,724
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	85,963
			674,439
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	25,377
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24(a)	360	383,457
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	271,328
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	89,624
			769,786
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,975
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	224,957
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	88,507

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	$63,614
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	87,990
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	220	210,816
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	495	504,473
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	39,020
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	250	259,576
3.500%	03/16/23	155	163,292
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31(a)	385	374,650
3.375%	03/22/27	35	37,798
4.125%	02/02/26	30	33,436
			2,099,104
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.250%	08/20/30(a)	840	776,732
1.650%	05/11/30	400	383,496
2.950%	09/11/49(a)	425	410,550
			1,570,778
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	398,878
3.500%	05/26/22	150	153,991
4.125%	07/03/23	250	265,161
4.875%	01/16/24	150	163,162
6.500%	07/15/25	150	174,946
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	342,882
Sr. Sec’d. Notes, 144A
3.350%	06/25/21	325	327,263
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	165	168,733
3.625%	04/01/27	150	158,420
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	229,942
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	415	454,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	$81,203
3.850%	11/21/22(a)	355	373,548
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	435	398,110
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	215,350
			3,906,173
Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	45,965
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	39,040
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	378,429
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	295,396
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	29,938
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	57,662
3.750%	09/01/46	45	45,517
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	185,948
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	520,276
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	113,025
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26(a)	400	433,333
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	314,244
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	382,005
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	400,371
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	426,209

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	$393,727
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	585	572,665
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	280,954
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	157,396
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	529,982
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	161,053
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	278,003
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	376,555
			6,417,693
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	90,559
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	138,180
			228,739
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	169,185
Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25(a)	500	568,336
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	266,803
			835,139
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	215,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	25	$30,190
			245,708
Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	77,586
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	555	513,264
3.950%	03/30/48	235	248,540
			839,390
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28(a)	480	460,564
3.400%	11/30/23	98	105,192
4.750%	11/30/36	185	229,569
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	455	456,255
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	27,696
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	160,404
			1,439,680
Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	224,410
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	65,521
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	185	175,594
2.913%	01/01/51	925	871,249
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	224,372
Unsec’d. Notes
4.185%	11/15/45	125	145,800
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	726,410
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	440,054
2.782%	10/01/30	205	208,424
3.910%	10/01/50	1,060	1,089,580

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	490	$576,807
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	510	564,971
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	375	390,179
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	89,562
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	165,200
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	943,194
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	250	279,529
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	233,143
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	250	245,915
2.900%	05/15/50(a)	580	556,626
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	525	633,387
			8,849,927
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	460,604
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.707%(c)	09/20/21	520	520,240
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	212,596
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	54,750
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	565	580,733
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	91,303
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	208,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	$32,328
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	87	92,508
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	55,676
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	450	523,189
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,534
3.500%	06/03/24	460	496,107
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	10/09/21	610	620,059
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	100	101,412
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	445	428,865
3.300%	09/15/22	35	36,421
3.400%	05/15/25	120	129,687
3.700%	05/15/29	325	356,965
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	195	197,534
1.170%	07/15/25	500	494,916
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	85,597
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	408,250
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	194,134
			5,953,597
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	149,976
3.875%	08/22/37	220	251,042
5.200%	12/03/25	230	270,652
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	459,552
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	136,699
3.650%	03/15/25	75	81,707

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	118	$133,018
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	207,014
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	384,167
			2,073,827
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	311,192
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30(a)	210	214,608
			525,800
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	88,870
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	547,078
4.908%	07/23/25	305	346,136
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	980	944,141
2.650%	02/01/30	500	512,783
3.900%	03/01/38	300	336,440
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	760	674,662
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	600	651,643
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	21,630
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,054
6.550%	05/01/37	28	36,845
6.750%	06/15/39	30	40,161
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	33,030
			4,154,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	$216,193
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	35	35,013
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	109,711
			360,917
Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30(a)	1,480	1,398,233
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	519,021
2.950%	07/15/30(a)	420	419,997
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	200	204,773
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31	90	88,669
3.750%	10/01/27	90	99,371
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26(a)	500	580,573
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24(a)	710	749,125
4.750%	05/31/25	210	234,729
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	214,948
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	201,711
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	1,005	992,553
3.400%	04/15/26	175	170,276
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	212,268
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	205	201,555
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	85	90,769
3.600%	12/01/24	200	217,651
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25(a)	720	752,373

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	$53,123
3.700%	03/15/28	260	270,071
4.500%	03/04/29	350	378,695
			8,050,484
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	258,977
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	32,646
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	59,261
3.600%	05/14/25	220	239,551
4.250%	11/21/49	395	447,126
4.500%	05/14/35	200	232,798
4.700%	05/14/45	285	337,680
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	231,000
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	246,323
3.700%	06/06/27	235	259,017
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	161,730
4.250%	10/26/49	390	459,400
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	114	121,848
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	240	225,727
2.700%	08/21/40	90	82,667
3.250%	08/15/29	600	635,030
5.050%	03/25/48	500	613,768
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	80	80,772
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30(a)	860	842,487
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	273,399
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	466,628
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	85	$85,644
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	480,831
			6,582,687
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	425	427,859
4.450%	07/15/27	50	55,357
4.950%	12/15/24	60	67,348
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	165	168,145
3.701%	01/15/39	135	145,213
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	69,698
4.250%	12/01/26	55	61,461
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	215	221,940
5.250%	04/15/29	345	393,267
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	46,057
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	164,856
4.500%	05/15/30	95	106,613
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	139,922
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	190,064
			2,257,800
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25(a)	595	645,721
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	536,839
4.125%	07/01/24	50	54,658
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	81,909
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	70	76,187
4.050%	07/01/30	215	232,072

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.125%	06/15/26	115	$127,420
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31(a)	525	503,155
3.700%	06/15/26	200	218,523
4.750%	05/15/47	85	97,130
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	898,508
4.500%	03/15/48	350	397,163
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	171,933
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	85	86,095
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	213,826
4.250%	08/15/29	100	109,763
4.375%	10/01/25	40	43,980
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	155,296
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	476,118
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	164,082
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	330,426
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	107,610
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29	605	618,648
3.950%	08/15/27	195	214,215
			6,561,277
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	725	665,827
3.125%	04/18/24	130	138,582
3.125%	04/21/26	70	75,196
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	274,053
4.625%	09/15/21	50	50,400
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	505	531,675
4.450%	02/15/25	10	10,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
4.850%	04/01/24	105	$112,905
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	185	173,421
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	215	200,591
			2,233,205
Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	190	191,018
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30(a)	445	441,400
			632,418
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	301,949
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	150	147,593
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	805	778,105
2.000%	06/30/30	165	157,564
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	785	709,656
			2,094,867
Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	435	443,239
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,265	1,250,265
4.350%	03/01/29	185	209,094
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	879	837,508
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,150
3.663%	05/15/45	50	53,304
3.720%	07/15/43	160	164,834
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	49,131
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	1,610	1,471,552

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.000%	03/22/50	500	$537,944
			5,042,021
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	463,331
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	246,963
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	360	370,132
3.500%	05/01/50	475	475,754
4.300%	05/15/43	80	88,296
			1,181,145
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	375	402,941
3.500%	03/15/28	280	301,727
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	212,595
4.125%	07/15/23	200	212,948
			1,130,211

Total Corporate Bonds (cost $110,746,986)			113,397,270
Municipal Bonds — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	711,736
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	285,498
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	289,260
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	175,963
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	183,587
7.625%	03/01/40	100	160,848
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	17,186
			1,824,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.0%
County of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	$417,927
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	615,649
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	175,989
			1,209,565
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	589	833,429
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs, Series D
6.229%	11/15/34	670	893,686
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	544,431
			1,438,117
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	309,017
Great Lakes Water Authority Sewage Disposal System,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	169,971
			478,988
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	514,431
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	391,084
4.850%	07/01/48	800	889,480
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	56,344
			1,851,339
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	174,803
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	125,400

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	$475,382
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	819,952
			1,295,334
Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	757,324
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	274,472

Total Municipal Bonds (cost $9,717,671)			10,262,849
Residential Mortgage-Backed Securities — 0.3%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	225	226,698
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	393,883
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	864	862,608
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	247	246,601
Angel Oak Mortgage Trust LLC,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	264	265,445
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	599	611,871
COLT Mortgage Loan Trust,
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	110	110,362
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	142	141,856
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40	55	54,813
Deephaven Residential Mortgage Trust,
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	119	119,493
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	179	182,716
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.209%(c)	11/25/29	694	668,386
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	40	$41,030
Freddie Mac REMICS,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.606%(c)	10/15/46	28	28,154
Series 4977, Class IO, IO
4.500%	05/25/50	181	30,302
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.117%(c)	11/25/50	225	224,789
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.817%(c)	08/25/33	445	444,733
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.609%(c)	08/25/50	63	62,837
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.917%(c)	12/25/50	175	175,392
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.717%(c)	08/25/33	715	714,110
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	71	72,758
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	33	33,096
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	189	192,598
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	366,824
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	287	291,961
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	46	47,396
Series 2018-08, Class DA
3.000%	11/20/47	37	38,718
Homeward Opportunities Fund I Trust,
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	290	293,157
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	142	143,404
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	247	249,130
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	529	539,335
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	375	393,149

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	442	$453,158
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	167	169,658
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.209%(c)	10/25/59	105	107,187
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	123	126,202
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.059%(c)	02/25/60	107	106,742
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	436	446,219
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	24	24,495
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48	28	27,585
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	147	149,362
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	166	167,885
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	135	135,118
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	52	52,531
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	213,595
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	347	346,526
Verus Securitization Trust,
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	104	105,588
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	353	351,877

Total Residential Mortgage-Backed Securities (cost $11,206,638)			11,251,333
Sovereign Bonds — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	212,989
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	401,069
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	410	388,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	$80,713
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	268,710

Total Sovereign Bonds (cost $1,337,398)			1,352,042
U.S. Government Agency Obligations — 3.6%
Federal Home Loan Mortgage Corp.
3.000%	01/01/27	14	14,447
3.000%	02/01/30	30	31,488
3.000%	05/01/30	49	52,256
3.000%	03/01/35	1,830	1,969,820
3.000%	08/01/43	110	117,431
3.000%	02/01/47	649	686,280
3.000%	09/01/49	142	150,679
3.000%	01/01/50	1,326	1,400,033
3.000%	06/01/50	103	107,512
3.500%	06/01/33	233	250,209
3.500%	03/01/42	3	2,786
3.500%	12/01/42	77	83,971
3.500%	07/01/43	49	53,036
3.500%	01/01/44	106	114,706
3.500%	03/01/45	212	229,800
3.500%	03/01/46	188	203,143
3.500%	01/01/48	706	755,041
3.500%	01/01/50	405	430,449
4.000%	09/01/40	1	1,596
4.000%	12/01/40	24	26,192
4.000%	02/01/41	26	29,081
4.000%	04/01/42	4	4,426
4.000%	06/01/42	15	16,195
4.000%	11/01/45	90	97,743
4.000%	01/01/46	595	654,380
4.000%	01/01/50	403	432,013
4.000%	02/01/50	629	677,005
4.500%	05/01/40	11	12,119
4.500%	10/01/41	77	86,675
4.500%	05/01/42	38	42,710
4.500%	07/01/45	493	536,640
4.500%	05/01/50	69	75,548
5.000%	07/01/35	21	24,261
5.000%	09/01/39	4	4,761
5.500%	06/01/36	27	31,792
5.500%	05/01/44	345	400,530
6.000%	08/01/34	15	18,292
6.000%	01/01/38	5	6,458
Federal National Mortgage Assoc.
2.000%	TBA	1,445	1,482,964
2.000%	TBA	6,410	6,386,213
2.000%	07/01/28	10	10,272
2.500%	TBA	5,950	6,105,723
2.500%	05/01/30	28	29,337
2.500%	05/01/32	119	124,916
2.500%	11/01/34	472	495,005

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	11/01/50	492	$505,620
2.500%	11/01/50	1,832	1,882,500
2.500%	12/01/50	21	22,059
2.500%	12/01/50	1,795	1,844,088
3.000%	TBA	16,410	17,092,682
3.000%	12/01/27	6	6,608
3.000%	06/01/28	131	137,892
3.000%	10/01/28	16	16,400
3.000%	03/01/30	54	57,338
3.000%	09/01/33	11	11,185
3.000%	02/01/34	284	300,782
3.000%	01/01/35	48	50,457
3.000%	05/01/35	617	662,056
3.000%	06/01/35	108	116,619
3.000%	11/01/36	27	29,057
3.000%	11/01/36	105	111,708
3.000%	12/01/36	30	31,575
3.000%	02/01/40	622	662,107
3.000%	04/01/40	188	201,341
3.000%	04/01/40	218	232,419
3.000%	01/01/43	30	31,703
3.000%	01/01/43	136	144,148
3.000%	02/01/43	212	225,632
3.000%	03/01/43	167	177,142
3.000%	05/01/43	1	1,582
3.000%	05/01/43	22	23,554
3.000%	05/01/43	63	66,393
3.000%	05/01/43	129	136,607
3.000%	07/01/43	17	17,710
3.000%	09/01/43	82	87,138
3.000%	06/01/46	2,334	2,471,659
3.000%	09/01/46	34	35,789
3.000%	11/01/46	15	15,429
3.000%	11/01/46	23	24,334
3.000%	11/01/46	39	40,817
3.000%	11/01/46	88	93,165
3.000%	11/01/46	110	116,044
3.000%	11/01/46	138	145,887
3.000%	11/01/46	160	167,966
3.000%	12/01/46	23	24,469
3.000%	12/01/46	76	80,191
3.000%	12/01/46	121	128,129
3.000%	12/01/46	122	129,713
3.000%	12/01/46	125	131,778
3.000%	01/01/47	82	86,244
3.000%	02/01/47	193	204,597
3.000%	06/01/47	171	181,159
3.000%	11/01/48	945	984,802
3.000%	08/01/49	125	132,977
3.000%	12/01/49	1,581	1,653,143
3.000%	02/01/50	429	452,719
3.000%	05/01/50	1,220	1,287,871
3.000%	07/01/50	222	235,432
3.000%	08/01/50	153	161,037
3.000%	08/01/50	295	310,583
3.000%	09/01/50	28	29,010
3.000%	10/01/50	530	559,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	TBA	4,120	$4,352,233
3.500%	01/01/30	100	108,360
3.500%	12/01/30	278	299,719
3.500%	04/01/31	298	320,534
3.500%	08/01/32	113	121,206
3.500%	08/01/32	474	510,393
3.500%	11/01/32	138	148,137
3.500%	12/01/33	506	545,022
3.500%	02/01/35	11	11,516
3.500%	06/01/38	48	50,682
3.500%	10/01/41	11	11,478
3.500%	07/01/42	38	40,890
3.500%	06/01/43	15	16,255
3.500%	06/01/43	19	20,476
3.500%	07/01/43	90	97,677
3.500%	08/01/43	121	131,980
3.500%	09/01/43	49	52,812
3.500%	03/01/44	23	25,157
3.500%	07/01/44	62	67,415
3.500%	04/01/45	1	789
3.500%	04/01/45	20	22,015
3.500%	04/01/45	89	95,394
3.500%	05/01/45	61	65,472
3.500%	07/01/45	125	134,018
3.500%	09/01/45	125	133,711
3.500%	11/01/45	26	27,705
3.500%	11/01/45	27	28,618
3.500%	12/01/45	206	221,948
3.500%	01/01/46	89	95,784
3.500%	06/01/46	163	176,128
3.500%	02/01/47	26	27,499
3.500%	11/01/47	1,847	1,960,220
3.500%	12/01/47	8	8,726
3.500%	01/01/48	743	788,311
3.500%	02/01/48	41	44,424
3.500%	05/01/49	892	959,631
3.500%	08/01/49	26	27,227
3.500%	10/01/49	120	126,897
3.500%	10/01/49	802	846,569
3.500%	10/01/49	857	927,542
3.500%	02/01/50	546	577,494
3.500%	05/01/50	331	353,865
3.500%	07/01/50	365	387,651
4.000%	TBA	6,585	7,064,985
4.000%	11/01/40	30	32,587
4.000%	11/01/40	212	232,544
4.000%	12/01/40	8	8,769
4.000%	02/01/41	18	19,353
4.000%	02/01/41	21	22,761
4.000%	02/01/41	44	48,834
4.000%	02/01/41	61	67,477
4.000%	02/01/41	903	994,900
4.000%	01/01/42	20	21,515
4.000%	08/01/42	34	37,915
4.000%	01/01/43	15	16,933
4.000%	03/01/44	199	220,075
4.000%	06/01/45	27	29,917

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/45	9	$9,961
4.000%	10/01/45	95	104,439
4.000%	10/01/45	1,993	2,188,446
4.000%	11/01/45	9	10,075
4.000%	12/01/45	13	14,240
4.000%	01/01/46	70	75,842
4.000%	03/01/46	22	24,212
4.000%	07/01/46	59	64,978
4.000%	09/01/46	8	8,287
4.000%	12/01/46	9	9,730
4.000%	02/01/47	73	78,980
4.000%	08/01/47	179	194,291
4.000%	10/01/47	263	284,139
4.000%	02/01/48	61	65,198
4.000%	11/01/49	211	226,520
4.500%	TBA	3,180	3,461,728
4.500%	08/01/24	3	2,953
4.500%	01/01/27	3	3,258
4.500%	09/01/35	20	22,268
4.500%	12/01/39	4	4,494
4.500%	03/01/40	8	9,419
4.500%	08/01/40	42	47,295
4.500%	10/01/40	23	26,207
4.500%	04/01/41	82	92,016
4.500%	05/01/41	10	11,439
4.500%	05/01/41	647	729,216
4.500%	01/01/44	28	30,914
4.500%	01/01/44	78	86,869
4.500%	04/01/44	38	42,976
4.500%	03/01/46	27	30,700
4.500%	03/01/46	122	137,035
4.500%	07/01/46	79	88,387
4.500%	09/01/46	247	278,991
4.500%	05/01/47	184	206,403
4.500%	06/01/48	375	413,667
4.500%	08/01/48	68	73,667
4.500%	08/01/48	122	132,427
4.500%	08/01/48	340	372,680
4.500%	12/01/48	371	404,312
4.500%	09/01/49	343	377,996
4.500%	11/01/49	16	17,558
4.500%	01/01/50	44	48,369
4.500%	05/01/50	89	97,219
5.000%	TBA	1,000	1,107,832
5.000%	10/01/33	9	10,968
5.000%	11/01/33	2	2,808
5.000%	11/01/33	2	2,819
5.000%	10/01/34	4	4,105
5.000%	04/01/35	2	1,790
5.000%	07/01/35	2	2,276
5.000%	07/01/35	6	7,356
5.000%	07/01/35	9	10,142
5.000%	10/01/35	12	13,445
5.000%	10/01/35	482	560,736
5.000%	07/01/41	141	163,983
5.000%	02/01/42	24	28,398
5.000%	05/01/42	18	20,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/01/42	43	$49,469
5.000%	12/01/47	60	69,043
5.000%	01/01/49	819	924,972
5.500%	04/01/34	5	5,908
5.500%	02/01/35	12	13,905
5.500%	11/01/35	22	26,228
5.500%	12/01/35	134	157,110
5.500%	01/01/36	4	5,057
5.500%	07/01/36	24	27,875
5.500%	08/01/37	29	33,814
5.500%	08/01/37	543	635,914
6.000%	02/01/34	87	100,610
6.000%	04/01/35	5	6,334
6.000%	04/01/35	6	6,979
6.000%	03/01/37	20	23,310
6.000%	01/01/40	5	5,582
6.000%	07/01/41	76	90,977
6.000%	07/01/41	309	369,148
6.500%	11/01/36	9	9,975
Government National Mortgage Assoc.
2.000%	03/20/51	1,345	1,359,323
2.500%	TBA	5,836	6,009,940
2.500%	01/20/43	7	7,614
3.000%	03/20/43	195	207,431
3.000%	08/20/43	21	21,897
3.000%	05/20/46	146	154,192
3.000%	06/20/46	193	204,349
3.000%	07/20/46	85	89,474
3.000%	09/20/46	215	226,335
3.000%	10/20/46	1,825	1,922,568
3.000%	08/20/49	174	178,655
3.000%	10/20/49	257	265,173
3.000%	05/20/50	1,321	1,356,010
3.000%	07/20/50	1,707	1,779,095
3.500%	01/15/42	7	7,940
3.500%	03/20/42	18	19,353
3.500%	05/20/42	7	7,087
3.500%	06/20/42	306	332,193
3.500%	08/20/42	15	15,876
3.500%	12/20/42	7	7,952
3.500%	01/20/43	53	56,626
3.500%	02/20/43	18	19,238
3.500%	03/20/43	22	24,254
3.500%	04/20/43	61	66,113
3.500%	09/20/43	70	75,689
3.500%	10/15/43	47	51,012
3.500%	01/20/45	320	347,747
3.500%	02/20/45	10	10,640
3.500%	07/20/45	852	912,652
3.500%	10/20/45	13	13,804
3.500%	02/20/46	34	36,711
3.500%	02/20/46	41	44,130
3.500%	07/20/46	69	73,027
3.500%	04/20/47	94	100,619
3.500%	07/20/47	145	153,851
3.500%	12/20/47	822	874,919
3.500%	02/20/48	154	168,144

A29

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/20/50	835	$908,512
4.000%	TBA	730	780,302
4.000%	02/15/41	5	5,066
4.000%	03/15/41	5	5,005
4.000%	10/20/41	32	35,948
4.000%	04/20/42	23	25,085
4.000%	01/20/44	81	89,600
4.000%	02/20/44	26	28,267
4.000%	03/20/45	856	946,810
4.000%	01/20/46	48	52,465
4.000%	05/20/46	57	62,269
4.000%	04/20/47	310	334,847
4.000%	09/20/47	1,178	1,270,512
4.500%	05/20/40	15	17,312
4.500%	01/20/41	24	27,334
4.500%	09/15/45	24	27,245
4.500%	11/20/46	249	279,291
4.500%	03/20/47	380	417,888
4.500%	08/20/47	162	177,730
4.500%	09/20/48	149	161,163
5.000%	01/20/33	1	1,384
5.000%	05/20/33	8	8,905
5.000%	12/20/34	6	6,722
5.000%	02/20/35	5	5,734
5.000%	03/20/35	4	4,620
5.000%	06/20/35	1	913
5.000%	08/20/35	4	4,681
5.000%	12/20/35	5	5,936
5.000%	01/20/36	1	1,654
5.000%	03/20/36	8	8,854
5.000%	04/15/39	5	5,427
5.000%	04/20/39	6	6,624
5.000%	09/15/39	2	2,434
5.000%	12/15/39	9	10,429
5.000%	01/15/40	8	9,823
5.000%	02/15/40	4	4,846
5.000%	05/20/40	11	12,315
5.000%	06/15/40	8	8,900
5.000%	06/20/40	10	11,319
5.000%	08/20/40	3	3,652
5.000%	10/20/40	43	49,057
5.000%	11/20/40	21	24,203
5.000%	06/20/41	15	17,012
5.000%	08/20/42	2	2,794
5.000%	11/20/42	18	20,504
5.000%	06/20/47	1	998
5.000%	07/20/47	75	83,920
5.000%	08/20/47	30	33,044
5.000%	10/20/47	54	60,207
5.000%	11/20/47	267	297,661
5.000%	02/20/48	54	59,908
5.000%	05/20/48	12	13,480
5.000%	06/20/48	55	61,826
5.000%	06/20/48	484	530,513
5.000%	09/20/48	212	233,345
5.000%	06/20/49	373	408,515
5.500%	08/20/38	8	9,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/20/48	167	$186,543
5.500%	01/20/49	25	27,869
5.500%	03/20/49	253	278,946

Total U.S. Government Agency Obligations (cost $123,189,568)			123,513,574
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bonds
1.125%	05/15/40	7,760	6,338,950
1.250%	05/15/50	950	717,992
1.375%	08/15/50	2,295	1,793,327
1.875%	02/15/41	2,580	2,403,028
1.875%	02/15/51(a)	3,210	2,849,377
2.000%	02/15/50	5,615	5,142,112
3.125%	11/15/41	5,335	6,080,233
4.500%	05/15/38	230	308,559
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	957	983,664
0.125%	07/15/22	1,199	1,246,633
0.125%	01/15/23	704	737,945
0.125%	07/15/24	435	470,729
0.125%	10/15/24	649	702,949
0.125%	04/15/25	932	1,008,961
0.125%	10/15/25	1,240	1,351,279
0.125%	01/15/31	23	25,346
0.125%	02/15/51	15	14,835
0.250%	01/15/25	1,093	1,188,197
0.375%	07/15/23	1,102	1,178,888
0.375%	01/15/27	298	328,614
0.500%	04/15/24	1,228	1,331,654
0.625%	01/15/24	1,186	1,286,241
0.625%	01/15/26	1,106	1,230,967
U.S. Treasury Notes
0.125%	01/31/23(a)	10,000	9,994,922
0.250%	06/15/23	7,425	7,433,701
0.250%	05/31/25(a)	17,100	16,772,695
0.375%	03/31/22	1,290	1,293,830
0.375%	04/30/25(a)(k)	26,575	26,242,813
0.375%	11/30/25	16,495	16,134,172
0.375%	01/31/26(a)	1,000	975,078
0.500%	03/31/25(a)	3,500	3,477,578
0.625%	08/15/30	2,060	1,867,197
0.750%	01/31/28(a)	1,735	1,663,431
1.125%	02/15/31(a)	5,300	5,007,672

Total U.S. Treasury Obligations (cost $135,271,186)			129,583,569

Total Long-Term Investments (cost $2,458,971,254)			3,072,344,245

Shares
Short-Term Investments — 18.1%
Affiliated Mutual Funds — 17.5%
PGIM Core Ultra Short Bond Fund(wa)	421,884,424	421,884,424

A30

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $185,223,769; includes $185,205,638 of cash collateral for securities on loan)(b)(wa)	185,311,176	$185,218,520

Total Affiliated Mutual Funds (cost $607,108,193)		607,102,944

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
0.038%	12/02/21	249	249,236
0.049%	12/30/21(h)(k)	21,700	21,692,779

Total U.S. Treasury Obligations (cost $21,941,256)				21,942,015

Total Short-Term Investments (cost $629,049,449)				629,044,959

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.4% (cost $3,088,020,703)				3,701,389,204

Options Written*~ — (0.0)%
(premiums received $19,518)	(20,136)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.4% (cost $3,088,001,185)	3,701,369,068

Liabilities in excess of other assets(z) — (6.4)%	(221,963,087)

Net Assets — 100.0%	$3,479,405,981

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,381,590; cash collateral of $185,205,638 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A31

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Erste Group Bank AG	Call	JPMorgan Chase Bank, N.A.	04/16/21	$30.00		47	EUR	5	$(1,488)
Erste Group Bank AG	Call	Morgan Stanley & Co. LLC	05/21/21	$31.00		47	EUR	5	(3,031)
Julius Baer Group Ltd.	Call	JPMorgan Chase Bank, N.A.	05/21/21	$63.00		25	CHF	3	(2,248)
Julius Baer Group Ltd.	Call	Goldman Sachs International	06/18/21	$64.00		52	CHF	5	(5,282)
Julius Baer Group Ltd.	Call	Morgan Stanley & Co. LLC	09/17/21	$68.00		51	CHF	5	(6,098)
Thales SA	Call	JPMorgan Chase Bank, N.A.	05/21/21	$90.00		16	EUR	2	(1,989)
Total Options Written (premiums received $19,518)								$(20,136)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
110	2 Year U.S. Treasury Notes	Jun. 2021	$24,279,922	$(21,624)
96	5 Year U.S. Treasury Notes	Jun. 2021	11,846,250	(151,706)
23	10 Year U.S. Treasury Notes	Jun. 2021	3,011,563	(78,736)
23	20 Year U.S. Treasury Bonds	Jun. 2021	3,555,656	(143,423)
64	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	11,598,000	(546,138)
686	Mini MSCI EAFE Index	Jun. 2021	75,185,600	(404,874)
186	Mini MSCI Emerging Markets Index	Jun. 2021	12,299,250	(172,849)
251	Russell 2000 E-Mini Index	Jun. 2021	27,892,375	(1,335,088)
814	S&P 500 E-Mini Index	Jun. 2021	161,473,180	2,382,651
81	S&P Mid Cap 400 E-Mini Index	Jun. 2021	21,102,930	(196,604)
				(668,391)
Short Positions:
2	10 Year U.S. Treasury Notes	Jun. 2021	261,875	2,638
4	10 Year U.S. Ultra Treasury Notes	Jun. 2021	574,750	11,369
				14,007
				$(654,384)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	6,400	0.538%	$139,220	$151,746	$12,526
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	34,000	0.538%	724,600	806,155	81,555
					$863,820	$957,901	$94,081
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A32

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A33